UNITED STATES

SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-07143

     T. Rowe Price Equity Series, Inc. (Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202 (Address of principal executive offices)

David Oestreicher

100 East Pratt Street, Baltimore, MD 21202 (Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000 Date of fiscal year end: December 31 Date of reporting period: March 31, 2008

ITEM 1. SCHEDULE OF INVESTMENTS

T. ROWE PRICE EQUITY INCOME PORTFOLIO
Unaudited		March 31, 2008
Portfolio of Investments ‡	Shares/$ Par	Value
(Cost and value in $000s)

COMMON STOCKS 94.4%
CONSUMER DISCRETIONARY 14.4%
Automobiles 0.7%
Ford Motor (1)	619,400	3,543
Harley-Davidson	251,200	9,420
		12,963
Distributors 0.5%
Genuine Parts	223,250	8,979
		8,979
Diversified Consumer Services 0.9%
H&R Block	738,000	15,321
		15,321
Household Durables 3.1%
Black & Decker	84,900	5,612
D. R. Horton	487,500	7,678
Fortune Brands	206,100	14,324
Harman International	62,300	2,713
Newell Rubbermaid	627,200	14,344
Whirlpool	127,400	11,056
		55,727
Leisure Equipment & Products 1.2%
Eastman Kodak	546,100	9,649
Mattel	552,900	11,003
		20,652
Media 5.7%
Cablevision, Class A (1)	314,000	6,729
CBS, Class B	509,500	11,250
Comcast, Class A	276,000	5,338
Disney	532,900	16,723
Gannett	468,300	13,604
McGraw-Hill	467,100	17,259
New York Times, Class A	635,500	11,998
Time Warner	1,274,600	17,870
		100,771
Multiline Retail 0.1%
Macys	85,000	1,960
		1,960
Specialty Retail 2.2%
Bed Bath & Beyond (1)	487,700	14,387
Home Depot	720,400	20,150
Tiffany	85,000	3,556
		38,093
Total Consumer Discretionary		254,466
CONSUMER STAPLES 9.0%
Beverages 1.0%
Anheuser-Busch	352,700	16,736
Coca-Cola	22,900	1,394
		18,130
Food & Staples Retailing 1.0%
Wal-Mart	334,700	17,632
		17,632
Food Products 3.7%
Campbell Soup	170,000	5,772
General Mills	292,400	17,509
Hershey Foods	611,500	23,035
Kraft Foods, Class A	384,400	11,920
McCormick	206,900	7,649
		65,885
Household Products 2.1%
Colgate-Palmolive	103,800	8,087
Kimberly-Clark	169,800	10,961
Procter & Gamble	248,900	17,440
		36,488
Personal Products 0.8%
Avon	336,200	13,293
		13,293
Tobacco 0.4%
UST	145,200	7,916
		7,916
Total Consumer Staples		159,344
ENERGY 12.1%
Energy Equipment & Services 1.3%
BJ Services	335,000	9,551
Schlumberger	145,400	12,650
		22,201
Oil, Gas & Consumable Fuels 10.8%
Anadarko Petroleum	306,200	19,300
BP, ADR	232,196	14,083
Chevron	498,952	42,590
ExxonMobil	499,022	42,207
Hess	192,300	16,957
Murphy Oil	243,400	19,993
Royal Dutch Shell, ADR, Class A	420,600	29,013
Spectra Energy	323,250	7,354
		191,497
Total Energy		213,698
FINANCIALS 20.2%

Capital Markets 3.7%
Bank of New York Mellon	533,800	22,276
Legg Mason	188,400	10,547
Merrill Lynch	425,500	17,335
Och-Ziff Capital Management	230,300	4,836
UBS (CHF)	332,000	9,671
		64,665
Commercial Banks 5.2%
Allied Irish Banks (EUR)	125,400	2,690
Fifth Third Bancorp	586,300	12,266
KeyCorp	353,000	7,748
National City	295,300	2,938
Royal Bank of Scotland (GBP)	677,200	4,533
SunTrust	397,200	21,902
U.S. Bancorp	731,600	23,675
Wells Fargo	539,420	15,697
		91,449
Consumer Finance 1.4%
Capital One Financial	293,800	14,461
SLM Corporation (1)	689,600	10,585
		25,046
Diversified Financial Services 3.5%
Bank of America	146,300	5,546
Citigroup	488,664	10,467
JPMorgan Chase	1,068,641	45,898
		61,911
Insurance 5.3%
American International Group	436,500	18,878
Chubb	158,400	7,838
Genworth Financial, Class A	314,100	7,111
Lincoln National	318,147	16,544
Marsh & McLennan	982,500	23,924
Progressive	487,500	7,834
The Travelers Companies	252,146	12,065
		94,194
Thrifts & Mortgage Finance 1.1%
Countrywide Financial	423,700	2,330
Fannie Mae	663,700	17,469
		19,799

Total Financials		357,064
HEALTH CARE 7.8%
Biotechnology 0.9%
Amgen (1)	356,100	14,878
		14,878
Pharmaceuticals 6.9%
Abbott Laboratories	207,600	11,449
Bristol-Myers Squibb	523,700	11,155
Eli Lilly	480,800	24,804
Johnson & Johnson	350,700	22,750
Merck	438,600	16,645
Pfizer	919,600	19,247
Wyeth	381,300	15,923
		121,973

Total Health Care		136,851
INDUSTRIALS & BUSINESS SERVICES 10.7%
Aerospace & Defense 0.9%
Honeywell International	271,800	15,335
		15,335
Air Freight & Logistics 0.3%
UPS, Class B	84,300	6,155
		6,155
Airlines 0.3%
Southwest Airlines	434,000	5,382
		5,382
Building Products 1.3%
Masco	659,300	13,074
USG (1)	254,700	9,378
		22,452
Commercial Services & Supplies 1.5%
Avery Dennison	314,000	15,465
Waste Management	314,672	10,560
		26,025
Electrical Equipment 0.4%
Cooper Industries, Class A	188,834	7,582
		7,582
Industrial Conglomerates 4.8%
3M	285,100	22,566
GE	1,702,200	62,998
		85,564
Machinery 1.0%
Illinois Tool Works	356,000	17,170
		17,170
Road & Rail 0.2%
Union Pacific	25,100	3,147
		3,147
Total Industrials & Business Services		188,812
INFORMATION TECHNOLOGY 6.7%
Communications Equipment 0.9%
Alcatel-Lucent, ADR	1,059,700	6,104
Cisco Systems (1)	83,700	2,016
Motorola	803,600	7,474
		15,594
Computers & Peripherals 0.8%
Dell (1)	759,800	15,135
		15,135
Internet Software & Services 1.3%
eBay (1)	210,100	6,269
Yahoo! (1)	588,300	17,020
		23,289
IT Services 0.7%
Automatic Data Processing	21,000	890
Computer Sciences (1)	169,500	6,914
Electronic Data Systems	290,400	4,835
		12,639
Semiconductor & Semiconductor Equipment 1.6%
Analog Devices	443,400	13,089
Applied Materials	318,600	6,216
Intel	427,600	9,057
		28,362
Software 1.4%
Microsoft	849,100	24,097
		24,097
Total Information Technology		119,116
MATERIALS 4.9%
Chemicals 1.8%
DuPont	383,800	17,946
International Flavors & Fragrances	339,300	14,946
		32,892
Construction Materials 0.7%
Vulcan Materials	183,400	12,178
		12,178
Metals & Mining 0.5%
Alcoa	249,000	8,979
		8,979
Paper & Forest Products 1.9%
International Paper	836,153	22,743
MeadWestvaco	382,900	10,423
		33,166
Total Materials		87,215
TELECOMMUNICATION SERVICES 4.0%
Diversified Telecommunication Services 3.6%
AT&T	1,005,336	38,504
Qwest Communications International	1,957,100	8,866
Verizon Communications	424,742	15,482
		62,852
Wireless Telecommunication Services 0.4%
Sprint Nextel	1,040,200	6,959
		6,959
Total Telecommunication Services		69,811
UTILITIES 4.6%
Electric Utilities 3.0%
Duke Energy	591,700	10,562
Entergy	125,400	13,679
FirstEnergy	159,020	10,912
Pinnacle West Capital	194,500	6,823
Progress Energy	273,000	11,384
		53,360
Multi-Utilities 1.6%
NiSource	855,400	14,747
TECO Energy	189,100	3,016
XCEL Energy	523,600	10,446
		28,209
Total Utilities		81,569

Total Common Stocks (Cost $1,641,189)		1,667,946

CONVERTIBLE PREFERRED STOCKS 0.4%
FINANCIALS 0.4%
Capital Markets 0.4%
Merrill Lynch, Acquisition Date: 1/18/08
Acquisition Cost $8,400 (1)(2)	84	6,739
Total Convertible Preferred Stocks (Cost $8,400)		6,739
CONVERTIBLE BONDS 0.1%
Ford Motor, 4.25%, 12/15/36	2,521,000	2,152
Total Convertible Bonds (Cost $2,521)		2,152
SHORT-TERM INVESTMENTS 4.8%
Money Market Funds 4.8%
T. Rowe Price Reserve Investment Fund, 3.29% (3)(4)	85,581,980	85,582
Total Short-Term Investments (Cost $85,582)		85,582
Total Investments in Securities
99.7% of Net Assets (Cost $1,737,692)		$1,762,419

‡	Denominated in U.S. dollars unless otherwise noted.
(1)	Non-income producing
(2)	Security cannot be offered for public resale without first being registered under the
Securities Act of 1933 and related rules ("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period-end amounts to $6,739 and represents 0.4% of net assets.
(3)	Affiliated Companies
(4)	Seven-day yield
ADR	American Depository Receipts
CHF	Swiss Franc
EUR	Euro
GBP	British Pound

(3) Affiliated Companies
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

Purchase		Sales		Investment	Value
Affiliate	Cost	Cost		Income	3/31/08	12/31/07
T. Rowe Price Reserve
Investment Fund,
3.29%	¤	¤		$706	$85,582	$101,926

Totals				$706	$85,582	$101,926

¤ Purchase and sale information not shown for cash management funds.

Other information for the period ended March 31, 2008 related to affiliated companies is as follows:

Investment in securities, at cost		$ 85,582
Dividend income		706
Interest income			-
Investment income		$706
Realized gain (loss) on securities			-
Capital gain distributions from
mutual funds			-

The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price Equity Income Portfolio
Unaudited	March 31, 2008
Notes To Portfolio of Investments

T. Rowe Price Equity Series, Inc. (the corporation), is registered under the Investment Company Act of 1940 (the 1940 Act). The Equity Income Portfolio (the fund), a diversified, open-end management investment company, is one portfolio established by the corporation. The fund seeks to provide substantial dividend income as well as long-term growth of capital through investments in the common stocks of established companies. Shares of the fund currently are offered only through certain insurance companies as an investment medium for both variable annuity contracts and variable life insurance policies.

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Basis of Preparation

The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management. Fund management believes that estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the Portfolio of Investments may differ from the value the fund receives upon sale of the securities.

Investment Transactions

Investment transactions are accounted for on the trade date.

Currency Translation

Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as quoted by a major bank. Purchases and sales of securities are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction.

New Accounting Pronouncement

On January 1, 2008, the fund adopted Statement of Financial Accounting Standards No. 157 (FAS 157), Fair Value Measurements. FAS 157 defines fair value, establishes the framework for measuring fair value, and expands the disclosures of fair value measurements in the financial statements. Adoption of FAS 157 did not have a material impact on the fund’s net assets or results of operations.

NOTE 2 – VALUATION

The fund’s investments are reported at fair value as defined under FAS 157. The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business.

Valuation Methods

Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made, except for OTC Bulletin Board securities, which are valued at the mean of the latest bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and asked prices for domestic securities and the last quoted sale price for international securities.

Debt securities are generally traded in the OTC market. Securities with original maturities of one year or more are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Securities with original maturities of less than one year generally use amortized cost in local currency to approximate fair value; however, if amortized cost is deemed not to reflect fair value, such securities are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service.

Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation.

Other investments, including restricted securities, and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund’s Board of Directors.

For valuation purposes, the last quoted prices of non-U.S. equity securities may be adjusted under the circumstances described below. If the fund determines that developments between the close of a foreign market and the close of the NYSE will, in its judgment, materially affect the value of some or all of its portfolio securities, the fund will adjust the previous closing prices to reflect what it believes to be the fair value of the securities as of the close of the NYSE. In deciding whether it is necessary to adjust closing prices to reflect fair value, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. A fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. The fund uses outside pricing services to provide it with closing prices and information to evaluate and/or adjust those prices. The fund cannot predict how often it will use closing prices and how often it will determine it necessary to adjust those prices to reflect fair value. As a means of evaluating its security valuation process, the fund routinely compares closing prices, the next day’s opening prices in the same markets, and adjusted prices.

Valuation Inputs

Various inputs are used to determine the value of the fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1	–	quoted prices in active markets for identical securities
Level 2	–	observable inputs other than Level 1 quoted prices (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, credit risk)
Level 3	–	unobservable inputs

Observable inputs are those based on market data obtained from sources independent of the fund, and unobservable inputs reflect the fund’s own assumptions based on the best information available. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, non-U.S. equity securities actively traded in foreign markets generally are reflected in Level 2 despite the availability of closing prices, because the fund evaluates and determines whether those closing prices reflect fair value at the close of the NYSE or require adjustment, as described above. The following table summarizes the fund’s investments, based on the inputs used to determine their values on March 31, 2008:

Valuation Inputs	Investments in
Securities
Level 1 – quoted prices	$1,651,051,000
Level 2 – significant other observable inputs	104,629,000
Level 3 – significant unobservable inputs	6,739,000
Total	$1,762,419,000

NOTE 3 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.

Restricted Securities

The fund may invest in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.

NOTE 4 - FEDERAL INCOME TAXES

At March 31, 2008, the cost of investments for federal income tax purposes was $1,737,692,000. Net unrealized gain aggregated $24,738,000 at period-end, of which $244,787,000 related to appreciated investments and $220,049,000 related to depreciated investments.

NOTE 5 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the T. Rowe Price Reserve Investment Funds), open-end management investment companies managed by T. Rowe Price Associates, Inc. (Price Associates), and considered affiliates of the fund. The T. Rowe Price Reserve Investment Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates and are not available for direct purchase by members of the public. The T. Rowe Price Reserve Investment Funds pay no investment management fees.

T. ROWE PRICE NEW AMERICA GROWTH PORTFOLIO
Unaudited		March 31, 2008
Portfolio of Investments ‡	Shares	Value
(Cost and value in $000s)

COMMON STOCKS 97.8%
CONSUMER DISCRETIONARY 8.3%
Hotels, Restaurants & Leisure 0.9%
MGM Mirage (1)	13,645	802
		802
Household Durables 1.0%
Harman International	19,500	849
		849
Internet & Catalog Retail 0.6%
Amazon.com (1)	7,200	514
		514
Media 1.9%
Omnicom	25,100	1,109
XM Satellite Radio, Class A (1)	41,500	482
		1,591
Multiline Retail 1.0%
Kohl's (1)	20,500	879
		879
Specialty Retail 2.0%
Bed Bath & Beyond (1)	28,800	850
Urban Outfitters (1)	27,700	868
		1,718
Textiles, Apparel & Luxury Goods 0.9%
Under Armour (1)	20,000	732
		732
Total Consumer Discretionary		7,085
CONSUMER STAPLES 4.0%
Food & Staples Retailing 4.0%
CVS Caremark	35,985	1,458
Sysco	22,250	646
Whole Foods Market	38,900	1,282
Total Consumer Staples		3,386
ENERGY 6.1%
Energy Equipment & Services 2.6%
Schlumberger	4,600	400
Smith International	27,900	1,792
		2,192
Oil, Gas & Consumable Fuels 3.5%
EOG Resources	14,400	1,728
Murphy Oil	8,300	682
Newfield Exploration (1)	11,500	608
		3,018
Total Energy		5,210
FINANCIALS 3.7%
Capital Markets 2.0%
Lazard	10,000	382
Merrill Lynch	11,100	452
Morgan Stanley	19,400	887
		1,721
Diversified Financial Services 0.5%
CME Group	900	422
		422
Insurance 1.2%
Assurant	16,700	1,016
		1,016
Total Financials		3,159
HEALTH CARE 20.3%
Biotechnology 3.9%
Amgen (1)	9,000	376
Genentech (1)	16,600	1,347
Gilead Sciences (1)	26,100	1,345
Vertex Pharmaceuticals (1)	10,700	256
		3,324
Health Care Equipment & Supplies 5.5%
Dentsply International	37,700	1,455
Intuitive Surgical (1)	1,200	389
St. Jude Medical (1)	35,600	1,538
Stryker	19,700	1,281
		4,663
Health Care Providers & Services 5.2%
Aetna	20,000	842
Henry Schein (1)	17,700	1,016
Laboratory Corporation of America (1)	23,300	1,717
Medco Health Solutions (1)	20,600	902
		4,477
Health Care Technology 0.5%
Cerner (1)	11,100	414
		414
Life Sciences Tools & Services 3.1%
Charles River Laboratories (1)	14,400	849
Covance (1)	11,100	921
Millipore (1)	12,600	849
		2,619
Pharmaceuticals 2.1%
Elan, ADR (1)	24,800	517
Eli Lilly	8,300	428
Wyeth	19,800	827
		1,772
Total Health Care		17,269
INDUSTRIALS & BUSINESS SERVICES 19.8%
Aerospace & Defense 2.5%
General Dynamics	15,540	1,296
United Technologies	11,600	798
		2,094
Air Freight & Logistics 3.3%
Expeditors International of Washington	33,500	1,514
UPS, Class B	18,200	1,329
		2,843
Airlines 1.3%
Southwest Airlines	88,400	1,096
		1,096
Construction & Engineering 4.0%
Chicago Bridge & Iron, ADS	16,100	632
Foster Wheeler (1)	21,100	1,194
Quanta Services (1)	70,300	1,629
		3,455
Electrical Equipment 2.0%
ABB, ADR	18,400	495
General Cable (1)	20,400	1,205
		1,700
Industrial Conglomerates 1.0%
Roper Industries	13,900	826
		826
Machinery 3.8%
Danaher	9,900	753
ITT	19,900	1,031
Joy Global	11,200	730
Valmont Industries	8,400	738
		3,252
Trading Companies & Distributors 1.9%
Fastenal	36,000	1,654
		1,654

Total Industrials & Business Services		16,920
INFORMATION TECHNOLOGY 32.5%
Communications Equipment 3.6%
Cisco Systems (1)	58,050	1,398
Corning	40,700	979
Juniper Networks (1)	8,300	208
QUALCOMM	12,300	504
		3,089
Computers & Peripherals 3.3%
Apple (1)	7,200	1,033
Dell (1)	48,000	956
NetApp (1)	41,700	836
		2,825
Electronic Equipment & Instruments 0.5%
Trimble Navigation (1)	16,700	477
		477
Internet Software & Services 5.5%
Akamai Technologies (1)	34,800	980
eBay (1)	45,200	1,349
Google, Class A (1)	5,100	2,246
Yahoo! (1)	3,300	96
		4,671
IT Services 7.2%
Automatic Data Processing	32,400	1,374
Fidelity National Information	10,600	404
Global Payments	35,100	1,452
Iron Mountain (1)	37,450	990
Visa, Class A (1)	8,200	511
Western Union	64,600	1,374
		6,105
Semiconductor & Semiconductor Equipment 3.7%
Altera	44,600	822
Broadcom, Class A (1)	41,500	800
Microchip Technology	19,500	638
Xilinx	37,300	886
		3,146
Software 8.7%
Adobe Systems (1)	37,600	1,338
Amdocs (1)	41,100	1,165
Electronic Arts (1)	25,600	1,278
McAfee (1)	23,400	774
Microsoft	44,600	1,266
Oracle (1)	25,900	507
Salesforce.com (1)	11,600	671
VMware, Class A (1)	9,500	407
		7,406
Total Information Technology		27,719
MATERIALS 0.9%
Chemicals 0.9%
Monsanto	6,800	758
Total Materials		758
TELECOMMUNICATION SERVICES 2.2%
Wireless Telecommunication Services 2.2%
American Tower Systems, Class A (1)	38,900	1,525
MetroPCS Communications (1)	19,200	327
Total Telecommunication Services		1,852
Total Common Stocks (Cost $77,622)		83,358
SHORT-TERM INVESTMENTS 1.4%
Money Market Funds 1.4%
T. Rowe Price Reserve Investment Fund, 3.29% (2)(3)	1,197,725	1,198
Total Short-Term Investments (Cost $1,198)		1,198
Total Investments in Securities
99.2% of Net Assets (Cost $78,820)		$84,556

‡	Denominated in U.S. dollars unless otherwise noted.
(1)	Non-income producing
(2)	Seven-day yield
(3)	Affiliated Companies
ADR	American Depository Receipts
ADS	American Depository Shares

(3) Affiliated Companies
($000s)
The fund may invest in certain securities that are considered affiliated companies.
AS defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

Purchase		Sales		Investment	Value
Affiliate	Cost	Cost		Income	3/31/08	12/31/07
T. Rowe Price Reserve
Investment Fund, 3.29%	¤	¤		$9	$ 1,198	$1,518

Totals				$9	$1,198	$1,518

¤ Purchase and sale information not shown for cash management funds.

Other information for the period ended March 31, 2008 related to affiliated companies is as follows:

Investment in securities, at cost		$1,198
Dividend income		9
Interest income			-
Investment income		$ 9
Realized gain (loss) on securities			-
Capital gain distributions from
mutual funds			-

The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price New America Growth Portfolio
Unaudited	March 31, 2008
Notes To Portfolio of Investments

T. Rowe Price Equity Series, Inc. (the corporation), is registered under the Investment Company Act of 1940 (the 1940 Act). The New America Growth Portfolio (the fund), a diversified, open-end management investment company, is one portfolio established by the corporation. The fund seeks to provide long-term capital growth by investing primarily in the common stocks of growth companies. Shares of the fund currently are offered only through certain insurance companies as an investment medium for both variable annuity contracts and variable life insurance policies.

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Basis of Preparation

The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management. Fund management believes that estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the Portfolio of Investments may differ from the value the fund receives upon sale of the securities.

Investment Transactions

Investment transactions are accounted for on the trade date.

Currency Translation

Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as quoted by a major bank. Purchases and sales of securities are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction.

New Accounting Pronouncement

On January 1, 2008, the fund adopted Statement of Financial Accounting Standards No. 157 (FAS 157), Fair Value Measurements. FAS 157 defines fair value, establishes the framework for measuring fair value, and expands the disclosures of fair value measurements in the financial statements. Adoption of FAS 157 did not have a material impact on the fund’s net assets or results of operations.

NOTE 2 – VALUATION

The fund’s investments are reported at fair value as defined under FAS 157. The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business.

Valuation Methods

Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made, except for OTC Bulletin Board securities, which are valued at the mean of the latest bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and asked prices for domestic securities and the last quoted sale price for international securities.

Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation.

Other investments, including restricted securities, and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund’s Board of Directors.

For valuation purposes, the last quoted prices of non-U.S. equity securities may be adjusted under the circumstances described below. If the fund determines that developments between the close of a foreign market and the close of the NYSE will, in its judgment, materially affect the value of some or all of its portfolio securities, the fund will adjust the previous closing prices to reflect what it believes to be the fair value of the securities as of the close of the NYSE. In deciding whether it is necessary to adjust closing prices to reflect fair value, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. A fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. The fund uses outside pricing services to provide it with closing prices and information to evaluate and/or adjust those prices. The fund cannot predict how often it will use closing prices and how often it will determine it necessary to adjust those prices to reflect fair value. As a means of evaluating its security valuation process, the fund routinely compares closing prices, the next day’s opening prices in the same markets, and adjusted prices.

Valuation Inputs

Various inputs are used to determine the value of the fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1	–	quoted prices in active markets for identical securities
Level 2	–	observable inputs other than Level 1 quoted prices (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, credit risk)
Level 3	–	unobservable inputs

Observable inputs are those based on market data obtained from sources independent of the fund, and unobservable inputs reflect the fund’s own assumptions based on the best information available. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. The following table summarizes the fund’s investments, based on the inputs used to determine their values on March 31, 2008:

Valuation Inputs	Investments in
Securities
Level 1 – quoted prices	$83,358,000
Level 2 – significant other observable inputs	1,198,000
Level 3 – significant unobservable inputs	0
Total	$84,556,000

NOTE 3 - FEDERAL INCOME TAXES

At March 31, 2008, the cost of investments for federal income tax purposes was $78,820,000. Net unrealized gain aggregated $5,736,000 at period-end, of which $11,658,000 related to appreciated investments and $5,922,000 related to depreciated investments.

NOTE 4 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the T. Rowe Price Reserve Investment Funds), open-end management investment companies managed by T. Rowe Price Associates, Inc. (Price Associates), and considered affiliates of the fund. The T. Rowe Price Reserve Investment Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates and are not available for direct purchase by members of the public. The T. Rowe Price Reserve Investment Funds pay no investment management fees.

T. ROWE PRICE PERSONAL STRATEGY BALANCED PORTFOLIO
Unaudited		March 31, 2008
Portfolio of Investments ‡	Shares/$ Par	Value
(Cost and value in $000s)

COMMON STOCKS 62.0%
CONSUMER DISCRETIONARY 8.0%
Auto Components 0.2%
Aisin Seiki (JPY) (1)	1,800	67
Autoliv, GDR (SEK)	1,400	70
GKN (GBP)	14,373	87
Koito Manufacturing (JPY) (1)	4,800	66
Strattec Security	300	13
TRW (2)	700	16
		319
Automobiles 0.5%
BMW (EUR)	3,600	199
GM (1)	5,700	108
Harley-Davidson (1)	8,850	332
Honda (JPY)	3,100	89
Toyota Motor (JPY)	4,300	216
		944
Distributors 0.1%
Jardine Cycle & Carriage (SGD)	5,000	71
Pacific Brands (AUD)	22,018	41
		112
Diversified Consumer Services 0.3%
Apollo Group, Class A (2)	700	30
Benesse (JPY) (1)	2,000	95
Bright Horizons Family Solutions (2)	500	21
Corinthian Colleges (2)	3,300	24
H&R Block (1)	19,200	399
Investools (1)(2)	900	10
Matthews International, Class A	1,400	67
		646
Hotels, Restaurants & Leisure 1.2%
BJ's Restaurants (2)	1,000	14
CEC Entertainment (2)	350	10
International Game Technology	16,300	656
Las Vegas Sands (1)(2)	4,900	361
Marriott, Class A (1)	9,900	340
McDonald's	3,800	212
MGM Mirage (2)	2,316	136
Panera Bread, Class A (2)	600	25
PF Chang's China Bistro (2)	400	11
Red Robin Gourmet Burgers (2)	900	34
Sonic (2)	2,205	49
The Cheesecake Factory (2)	1,500	33
Yum! Brands	8,500	316
		2,197
Household Durables 0.7%
Fortune Brands (1)	5,200	361
Jarden (2)	825	18
Makita (JPY) (1)	1,800	57
Meritage (2)	1,200	23
Newell Rubbermaid	13,400	307
Persimmon (GBP)	3,591	55
Sony (JPY)	3,000	120
Sony, ADR	6,150	246
Standard Pacific	1,500	7
		1,194
Internet & Catalog Retail 0.7%
Amazon.com (1)(2)	13,900	991
Brown Group (GBP)	11,300	55
Expedia (2)	2,200	48
Liberty Media Interactive, Class A (1)(2)	10,700	173
priceline.com (2)	300	36
		1,303
Leisure Equipment & Products 0.1%
Brunswick	1,100	17
MarineMax (2)	800	10
Nikon (JPY) (1)	4,000	107
Polaris Industries	200	8
Pool	937	18
		160
Media 2.1%
Aegis Group (GBP)	31,194	77
Cablevision, Class A (2)	18,550	397
CBS, Class B	5,100	113
Comcast, Class A (1)	10,150	196
Discovery Holding, Class A (2)	19,950	423
DISH Network (2)	9,800	281
Entercom Communications	500	5
Informa (GBP)	7,649	48
Jupiter Telecommunications (JPY) (2)	95	89
Liberty Entertainment, Class A (2)	13,900	315
McGraw-Hill	8,100	299
New York Times, Class A	9,300	176
Omnicom (1)	8,100	358
SanomaWSoy (EUR) (1)	2,943	82
Scholastic (2)	1,200	36
Shaw Communications, B Shares	5,100	93
Television Broadcasts (HKD)	12,000	66
Time Warner	32,100	450
Time Warner Cable, Class A (2)	4,900	122
Viacom, Class B (2)	3,000	119
WPP Group (GBP)	3,676	44
		3,789
Multiline Retail 0.7%
Big Lots (2)	500	11
Harvey Norman Holdings (AUD)	23,688	85
Kohl's (2)	20,900	896
PPR (EUR)	807	120
Target	2,900	147
		1,259
Specialty Retail 1.1%
AC Moore Arts & Crafts (2)	400	3
AnnTaylor Stores (2)	1,700	41
Aoyama Trading (JPY) (1)	1,200	26
Bed Bath & Beyond (1)(2)	18,050	532
Christopher & Banks	1,075	11
Esprit Holdings (HKD)	13,200	158
Hibbett Sports (2)	1,100	17
Home Depot	18,700	523
Hot Topic (2)	1,800	8
Inditex (EUR)	1,958	109
J. Crew (2)	700	31
Lumber Liquidators (2)	300	3
Monro Muffler Brake	1,700	29
RadioShack (1)	4,000	65
TJX	11,850	392
Tween Brands (2)	1,100	27
Ulta Salon Cosmetics and Fragrance (2)	100	1
Zale (2)	1,200	24
Zumiez (2)	1,500	24
		2,024
Textiles, Apparel & Luxury Goods 0.3%
Adidas (EUR)	1,975	132
Benetton Group (EUR)	9,376	133
Coach (2)	7,900	238
Under Armour (2)	400	15
		518

Total Consumer Discretionary		14,465
CONSUMER STAPLES 4.4%

Beverages 0.9%
Anheuser-Busch	10,900	517
Coca-Cola	4,500	274
Coca-Cola Enterprises	6,150	149
Compania Cervecerias Unidas, ADR	2,400	85
Heineken (EUR)	900	52
Lion Nathan (AUD)	7,425	59
PepsiCo	3,950	285
Pernod-Ricard (EUR)	2,352	243
		1,664
Food & Staples Retailing 1.6%
Casey's General Stores	500	11
Costco Wholesale	4,200	273
CVS Caremark	29,825	1,208
Seven & i (JPY)	3,255	83
Sysco	4,000	116
Tesco (GBP)	37,101	280
The Pantry (2)	800	17
Wal-Mart	19,300	1,017
		3,005
Food Products 1.1%
Dairy Crest (GBP)	10,272	96
General Mills	3,800	228
Goodman Fielder (AUD)	41,500	68
Hershey Foods (1)	6,400	241
Kraft Foods, Class A	7,550	234
Nestle (CHF)	1,352	676
Sara Lee	18,850	264
Seneca Foods, Class A (2)	100	2
Seneca Foods, Class B (2)	100	2
Unilever (GBP)	4,743	160
		1,971
Household Products 0.4%
Procter & Gamble	9,887	693
		693
Personal Products 0.3%
Avon	7,750	307
Kobayashi Pharmaceutical (JPY)	1,300	50
L'Oreal (EUR)	1,587	202
		559
Tobacco 0.1%
Altria Group	1,500	33
Philip Morris International (2)	1,500	76
		109

Total Consumer Staples		8,001

ENERGY 6.6%

Energy Equipment & Services 2.6%
Baker Hughes	11,500	788
BJ Services	18,400	525
Complete Production Services (2)	1,100	25
Fugro, GDS (EUR)	1,600	124
ION Geophysical (1)(2)	1,500	21
Key Energy Services (2)	300	4
Saipem (EUR)	6,006	243
Schlumberger	22,300	1,940
Seacor (2)	900	77
Smith International (1)	14,000	899
TGS-NOPEC Geophysical (NOK) (2)	6,600	96
Union Drilling (2)	500	9
W-H Energy Services (2)	500	34
		4,785
Oil, Gas & Consumable Fuels 4.0%
Bill Barrett (2)	1,400	66
BP (GBP)	9,881	100
BP, ADR	9,000	546
Chevron	1,800	154
Concho Resources (2)	1,000	26
ConocoPhillips	2,800	214
CONSOL Energy	3,600	249
EOG Resources	1,700	204
ExxonMobil	12,300	1,040
Forest Oil (2)	1,600	78
Foundation Coal	700	35
Geomet (2)	1,800	12
Holly	100	4
Mariner Energy (2)	1,933	52
Murphy Oil (1)	13,200	1,084
Nippon Oil (JPY)	8,000	51
Petroleo Brasileiro, ADR	2,000	169
Royal Dutch Shell, B Shares (GBP)	6,794	229
Royal Dutch Shell, B Shares, ADR	2,694	182
Spectra Energy	11,050	251
StatoilHydro (NOK)	24,450	736
Sunoco	5,800	304
Total (EUR)	4,474	333
Total, ADR	14,400	1,066
Westmoreland Coal (2)	500	7
		7,192

Total Energy		11,977
FINANCIALS 9.7%

Capital Markets 3.6%
Affiliated Managers Group (2)	600	55
Ameriprise Financial	12,020	623
Bank of New York Mellon	14,700	613
BlackRock (1)	600	123
Charles Schwab	18,950	357
Close Brothers Group (GBP)	3,447	42
Franklin Resources	7,200	698
Goldman Sachs	3,200	529
Intermediate Capital (GBP)	4,400	137
Macquarie Group (AUD)	1,591	77
Merrill Lynch (1)	12,200	497
Morgan Stanley	15,300	699
Northern Trust	6,800	452
Penson Worldwide (2)	1,300	12
Piper Jaffray (2)	800	27
State Street	19,800	1,564
UBS (CHF)	439	13
		6,518
Commercial Banks 2.1%
Allied Irish Banks (EUR)	7,828	168
Australia & New Zealand Banking (AUD)	8,774	181
Banco Popolare (EUR) (2)	3,715	62
Banco Santander (EUR)	12,771	255
BNP Paribas (EUR)	2,320	235
Cascade Bancorp	1,275	12
China Citic Bank (HKD) (1)(2)	155,000	82
Citizens Republic Bancorp	2,100	26
Danske Bank (DKK)	3,500	130
DBS Group (SGD)	13,117	172
Erste Bank der Oesterreich Sparkasse (EUR)	2,793	182
Fifth Third Bancorp (1)	4,550	95
First Horizon National (1)	20,050	281
Glacier Bancorp	1,947	37
Grupo Financiero Banorte S.A.B. de C.V. (MXN) (1)	26,465	115
Intesa Sanpaolo (EUR)	26,289	186
KBC (EUR)	969	126
Nordea Bank (SEK)	9,799	159
Pinnacle Financial Partners (2)	1,100	28
Preferred Bank	300	5
Prosperity Bancshares	1,300	37
Provident Bankshares	1,400	15
Royal Bank of Scotland (GBP)	31,090	208
Sandy Spring Bancorp	200	6
Signature Bank (2)	800	20
Societe Generale (EUR) (1)	734	72
Standard Chartered (GBP)	5,155	176
Sumitomo Mitsui Financial (JPY)	9	59
Sumitomo Trust & Banking Company (JPY) (1)	24,000	165
SunTrust (1)	3,800	210
Swedbank (SEK) (1)	2,400	67
Texas Capital Bancshares (2)	700	12
The Bank of Yokohama (JPY)	16,600	115
U.S. Bancorp	4,500	146
Valley National Bancorp (1)	1,736	33
WestAmerica Bank	1,100	58
Western Alliance Bancorp (2)	850	11
		3,947
Consumer Finance 0.4%
American Express	7,350	321
Capital One Financial (1)	4,500	222
SLM Corporation (1)(2)	10,250	157
		700
Diversified Financial Services 0.9%
Babcock & Brown (AUD)	4,281	58
Bank of America	8,750	332
Citigroup	14,950	320
CME Group (1)	800	375
Highlands Acquisition, Equity Units (2)	900	9
ING Groep, GDS (EUR)	3,459	129
IntercontinentalExchange (2)	100	13
JPMorgan Chase	6,700	288
Liberty Media Capital, Class A (2)	3,300	52
MarketAxess Holdings (2)	800	8
		1,584
Insurance 2.0%
American International Group	9,900	428
Assured Guaranty	1,600	38
Aviva (GBP)	10,927	134
AXA (EUR)	6,770	245
Berkshire Hathaway, Class A (1)(2)	2	267
E-Health (2)	200	4
Genworth Financial, Class A	20,200	457
Hartford Financial Services	2,050	155
Infinity Property & Casualty	1,000	42
Lincoln National	5,950	309
Markel (2)	100	44
Marsh & McLennan (1)	13,900	338
Munich Re (EUR)	1,011	198
Prudential Financial	4,100	321
QBE Insurance (AUD)	5,432	111
Seabright Insurance (2)	600	9
Selective Insurance	1,000	24
Sony Financial Holdings (JPY)	18	73
Suncorp-Metway (AUD)	8,276	98
Topdanmark (DKK) (2)	950	160
Willis Group Holdings	3,900	131
		3,586
Real Estate Investment Trusts (REITs) 0.1%
Cousins Properties, REIT	700	17
DiamondRock Hospitality, REIT	700	9
EastGroup Properties, REIT	900	42
Essex Property Trust, REIT	100	11
LaSalle Hotel Properties, REIT	400	12
Mirvac Group (AUD)	14,242	53
Parkway Properties, REIT	400	15
		159
Real Estate Management & Development 0.5%
China Overseas Land & Investment (HKD)	68,000	125
Deutsche EuroShop (EUR) (1)	2,918	123
Goldcrest Company (JPY) (1)	1,610	37
St. Joe (1)	14,800	635
		920
Thrifts & Mortgage Finance 0.1%
Atrium (JPY) (1)	2,200	26
Countrywide Financial (1)	13,350	73
Fannie Mae	4,500	119
First Niagara Financial	3,700	50
NewAlliance Bancshares	1,300	16
		284

Total Financials		17,698
HEALTH CARE 7.9%

Biotechnology 1.8%
Acadia Pharmaceuticals (2)	600	5
Alexion Pharmaceuticals (2)	400	24
Alkermes (2)	1,100	13
Altus Pharmaceuticals (2)	700	3
Amgen (2)	8,750	366
Amylin Pharmaceuticals (2)	300	9
Celgene (1)(2)	9,200	564
Cephalon (2)	376	24
CSL (AUD)	6,182	208
Cubist Pharmaceuticals (2)	1,100	20
deCode genetics (2)	700	1
Genentech (2)	10,100	820
Gilead Sciences (2)	20,100	1,036
Incyte (2)	2,100	22
InterMune (2)	1,000	15
Martek Biosciences (2)	800	24
Maxygen (2)	600	4
Myriad Genetics (2)	1,000	40
ONYX Pharmaceuticals (2)	500	15
Pharmasset (2)	500	9
Regeneron Pharmaceuticals (2)	400	8
Rigel Pharmaceuticals (2)	400	7
Seattle Genetics (2)	400	4
Senomyx (2)	600	4
Theravance (2)	300	3
Vertex Pharmaceuticals (2)	648	15
		3,263
Health Care Equipment & Supplies 2.1%
Alcon	2,400	341
Analogic	500	33
Angiodynamics (2)	500	6
Baxter International	3,500	202
Becton, Dickinson & Company	1,200	103
Boston Scientific (2)	14,600	188
Covidien	10,500	465
Edwards Lifesciences (2)	600	27
Elekta, B Shares (SEK) (1)	5,649	97
Immucor (2)	600	13
Integra LifeSciences (2)	1,100	48
Intuitive Surgical (2)	500	162
Masimo (2)	100	3
Medtronic	19,900	963
Micrus Endovascular (2)	500	6
Nipro (JPY) (1)	3,000	53
NuVasive (2)	600	21
NxStage Medical (2)	900	4
ResMed (2)	700	29
St. Jude Medical (2)	12,000	518
Stereotaxis (2)	900	5
Steris	1,000	27
Stryker	7,000	455
Terumo (JPY) (1)	1,500	78
Thoratec (2)	700	10
TomoTherapy (2)	1,100	16
Wright Medical Group (2)	1,000	24
		3,897
Health Care Providers & Services 1.8%
Aetna	12,900	543
AMERIGROUP (2)	900	25
Cardinal Health	7,500	394
Centene (2)	1,400	20
Cigna	4,400	178
Express Scripts (2)	5,800	373
Health Management (1)(2)	7,900	42
HealthExtras (2)	1,100	27
Healthways (1)(2)	200	7
Humana (2)	4,100	184
Laboratory Corporation of America (1)(2)	7,000	516
LifePoint Hospitals (2)	1,400	38
McKesson	5,800	304
Medco Health Solutions (2)	8,800	385
Nighthawk Radiology (2)	1,000	9
Skilled Healthcare, Class A (2)	700	8
Sunrise Senior Living (2)	2,900	65
WellPoint (2)	3,400	150
		3,268
Health Care Technology 0.0%
Vital Images (2)	700	10
		10
Life Sciences Tools & Services 0.1%
Exelixis (2)	1,300	9
Thermo Fisher Scientific (2)	1,900	108
		117
Pharmaceuticals 2.1%
Allergan	7,500	423
Astellas Pharma (JPY)	2,000	77
Chugai Pharmaceutical (JPY) (1)	4,300	49
GlaxoSmithKline (GBP)	2,840	60
GlaxoSmithKline, ADR (1)	3,400	144
Inspire Pharmaceuticals (2)	1,200	5
Johnson & Johnson	7,900	512
Map Pharmaceuticals (2)	100	1
Medicines Company (2)	700	14
Medicis Pharmaceutical, Class A	1,200	24
Merck	10,100	383
Merck KGaA (EUR)	945	117
Novartis, Regulation D Shares (CHF)	171	9
Pfizer	15,900	333
Roche Holding - Genusscheine (CHF)	3,853	726
Rohto Pharmaceutical (JPY)	5,000	63
Sanofi-Aventis (EUR)	3,189	240
Schering-Plough	19,300	278
Wyeth	8,600	359
Xenoport (2)	600	24
		3,841

Total Health Care		14,396
INDUSTRIALS & BUSINESS SERVICES 8.1%

Aerospace & Defense 1.3%
American Science Engineering	430	24
Finmeccanica S.p.A. (EUR)	4,821	164
General Dynamics	9,000	750
Lockheed Martin	2,700	268
Moog, Class A (2)	1,000	42
QinetiQ (GBP)	20,500	79
Raytheon	3,700	239
Rockwell Collins	3,500	200
Rolls-Royce (GBP) (2)	9,696	78
Rolls-Royce, B Shares (GBP) (2)	868,761	2
Teledyne Technologies (2)	700	33
Transdigm Group (2)	300	11
United Technologies	5,900	406
		2,296
Air Freight & Logistics 0.1%
Expeditors International of Washington (1)	4,000	181
UTi Worldwide	1,100	22
Yusen Air & Sea Service (JPY) (1)	2,000	27
		230
Airlines 0.3%
AirTran (2)	1,900	13
British Airways (GBP) (2)	5,712	27
Frontier Airlines (2)	600	1
Gol Linhas Aereas Intel, ADR (1)	2,500	37
Southwest Airlines (1)	36,100	448
		526
Building Products 0.1%
American Woodmark	400	8
Builders FirstSource (2)	800	6
Gibraltar Industries	550	6
JS Group (JPY) (1)	2,100	32
Simpson Manufacturing	400	11
Universal Forest Products	800	26
		89
Commercial Services & Supplies 0.5%
American Reprographics (2)	1,400	21
Angelica	700	13
Avery Dennison	2,750	135
EnergySolutions	300	7
EnerNOC (2)	300	3
G & K Services, Class A	700	25
Kforce (2)	1,400	12
Multi-Color	800	18
Nissha Printing (JPY) (1)	1,800	89
Pike Electric (2)	400	6
Resources Connection	1,600	29
Ritchie Bros. Auctioneers	700	57
Waste Connections (2)	1,650	51
Waste Management	12,350	414
		880
Construction & Engineering 0.5%
Acciona (EUR)	962	258
ACS Group (EUR)	2,384	136
Boart Longyear (AUD)	26,928	45
Carillion (GBP)	12,689	99
Foster Wheeler (2)	7,400	419
Insituform Technologies (2)	500	7
Quanta Services (1)(2)	811	19
		983
Electrical Equipment 0.3%
A.O. Smith	1,800	59
ABB (CHF)	4,730	127
Acuity Brands	900	39
Baldor Electric	1,900	53
Belden	100	4
Mitsubishi Electric (JPY)	17,000	150
Prysmian (EUR) (2)	4,000	85
Woodward Governor	600	16
		533
Industrial Conglomerates 2.6%
3M	5,050	400
Bureau Veritas (EUR) (2)	1,947	112
DCC (EUR)	5,593	132
GE	67,750	2,507
Hutchison Whampoa (HKD)	10,000	95
McDermott International (2)	6,400	351
Orkla (NOK)	9,450	120
Philips Electronics (EUR)	3,649	140
SembCorp Industries (SGD)	43,509	129
Tomkins (GBP)	12,456	44
Tyco International	15,600	687
		4,717
Machinery 1.7%
3-D Systems (2)	1,000	15
Actuant, Class A	2,180	66
Atlas Copco, A Shares (SEK) (1)	9,200	157
Cargotec (EUR) (1)	2,196	108
Cascade	300	15
Danaher (1)	17,000	1,292
ESCO Technologies (2)	1,500	60
Fanuc (JPY) (1)	1,100	106
Graco	1,050	38
Harsco	700	39
IDEX	1,025	31
Illinois Tool Works (1)	14,100	680
Joy Global	2,900	189
Nordson	30	2
PACCAR	400	18
RBC Bearings (2)	1,100	41
Tennant	200	8
Toro	1,200	50
Toshiba Machine (JPY) (1)	7,000	43
Volvo, B Shares (SEK)	6,544	99
		3,057
Marine 0.0%
Nippon Yusen Kabushiki Kaish (JPY) (1)	8,000	75
		75
Road & Rail 0.4%
Arriva (GBP)	5,185	71
Central Japan Railway (JPY) (1)	10	104
Heartland Express	501	7
Knight Transportation	2,775	46
Landstar Systems	700	36
Norfolk Southern	7,700	418
		682
Trading Companies & Distributors 0.3%
Applied Industrial Technologies	2,200	66
Electro Rent	500	7
Fastenal (1)	2,500	115
H&E Equipment Services (2)	1,900	24
Interline Brands (2)	1,200	22
Mitsubishi Corporation (JPY) (1)	3,700	114
Mitsui (JPY)	10,000	207
NuCo2 (2)	900	25
		580
Transportation Infrastructure 0.0%
BBA Aviation (GBP)	16,443	49
		49

Total Industrials & Business Services		14,697
INFORMATION TECHNOLOGY 10.8%

Communications Equipment 2.2%
Acme Packet (2)	200	2
ADTRAN	1,200	22
Alcatel-Lucent (EUR) (1)	8,500	49
Alcatel-Lucent, ADR (1)	64,000	369
Aruba Networks (2)	300	2
BigBand Networks (2)	500	3
Blue Coat Systems (2)	800	18
Cisco Systems (2)	32,800	790
Corning	17,700	425
Finisar (2)	9,100	12
IXIA (2)	1,100	8
Juniper Networks (2)	31,400	785
Nokia (EUR)	10,009	319
Nokia, ADR	24,200	770
Optium (2)	600	4
QUALCOMM	11,300	463
		4,041
Computers & Peripherals 1.8%
3PAR (2)	100	1
Acer (TWD)	56,397	101
Apple (2)	7,500	1,076
Dell (2)	37,250	742
EMC (2)	22,500	323
Emulex (2)	1,200	20
Hewlett-Packard	8,500	388
IBM	3,700	426
Intermec (2)	500	11
Palm (2)	4,200	21
Synaptics (2)	400	10
Wacom (JPY) (1)	19	40
Xyratex (2)	1,300	23
		3,182
Electronic Equipment & Instruments 0.3%
DTS (2)	900	22
Hamamatsu Photonics (JPY) (1)	3,300	93
Hosiden (JPY) (1)	3,600	72
Measurement Specialties (2)	650	11
National Instruments	500	13
Newport (2)	800	9
Orbotech (2)	1,000	18
Star Micronics (JPY)	1,400	19
Synnex (2)	400	9
Tyco Electronics	8,300	285
Venture (SGD)	6,000	46
		597
Internet Software & Services 1.3%
Ariba (2)	2,600	25
Bankrate (2)	600	30
CNET Networks (2)	3,100	22
DealerTrack (2)	700	14
Digital River (2)	900	28
eBay (2)	11,500	343
Google, Class A (2)	3,050	1,343
Monster Worldwide (1)(2)	7,200	174
The Knot (2)	1,000	12
VeriSign (1)(2)	7,900	263
Yahoo! (2)	5,100	148
		2,402
IT Services 1.2%
Accenture, Class A	10,000	352
Automatic Data Processing	13,000	551
Fiserv (2)	3,500	168
Global Payments	1,200	50
Heartland Payment Systems	500	11
Logica (GBP)	13,748	29
Mastercard, Class A (1)	1,000	223
MPS Group (2)	2,800	33
NS Solutions (JPY)	2,200	54
Ordina (EUR)	5,160	85
RightNow Technologies (2)	1,500	18
Visa, Class A (2)	6,200	387
Western Union	11,300	240
		2,201
Office Electronics 0.1%
Canon (JPY)	3,200	148
		148
Semiconductor & Semiconductor Equipment 1.7%
Actions Semiconductor, ADR (2)	1,000	3
Advanced Analogic Technologies (2)	1,200	7
Advanced Energy Industries (2)	1,100	15
Analog Devices	16,250	480
Applied Materials	7,500	146
ASML (EUR)	4,617	114
Atheros Communications (2)	700	15
Broadcom, Class A (2)	4,500	87
Brooks Automation (2)	999	10
Cabot Microelectronics (2)	300	10
Conexant Systems (2)	16,600	10
Cymer (2)	1,200	31
Diodes (2)	1,650	36
Entegris (2)	3,568	26
Exar (2)	1,300	11
FEI (2)	1,500	33
Formfactor (2)	500	10
Intel	34,550	732
Marvell Technology Group (2)	27,800	302
Mattson Technology (2)	1,500	9
ON Semiconductor (2)	300	2
PDF Solutions (2)	1,500	8
Samsung Electronics (KRW)	111	70
Semitool (2)	1,600	13
Semtech (2)	1,900	27
Silicon Laboratories (2)	1,000	31
Standard Microsystems (2)	1,100	32
Sumco (JPY)	3,500	76
Texas Instruments	8,500	240
Veeco (2)	500	8
Virage Logic (2)	500	3
Xilinx (1)	17,900	425
Zarlink Semiconductor (2)	4,000	3
		3,025
Software 2.2%
Adobe Systems (2)	6,700	238
Autodesk (2)	7,600	239
Bottomline Technologies (2)	900	11
Catapult Communications (2)	400	2
DemandTec (2)	700	7
Electronic Arts (2)	9,400	469
FactSet Research Systems	1,050	57
Glu Mobile (2)	200	1
Intuit (2)	5,000	135
Jack Henry & Associates	3,100	76
McAfee (2)	4,400	146
Microsoft	66,380	1,884
Nintendo (JPY)	700	362
Oracle (2)	15,400	301
Progress Software (2)	900	27
Pros Holdings (2)	400	5
Quest Software (2)	1,800	24
Red Hat (2)	900	17
Salary.com (2)	500	3
Sourcefire (2)	1,200	7
SPSS (2)	700	27
THQ (2)	1,600	35
Wind River Systems (2)	1,400	11
		4,084

Total Information Technology		19,680
MATERIALS 2.8%

Chemicals 1.2%
Arch Chemicals	1,300	48
Asahi Kasei (JPY) (1)	7,000	37
BASF (EUR)	1,522	205
DuPont (1)	7,400	346
Hitachi Chemical (JPY) (1)	4,900	92
Koppers	800	36
Monsanto	7,800	870
Praxair	6,200	522
Tosoh (JPY) (1)	11,000	38
Wacker Chemie (EUR)	289	60
		2,254
Construction Materials 0.2%
Boral (AUD)	13,361	77
CEMEX, Equity Units (MXN)	20,632	54
Holcim (CHF)	1,661	175
		306
Containers & Packaging 0.0%
Chesapeake Corporation	700	4
Smurfit-Stone Container (2)	2,100	16
		20
Metals & Mining 1.0%
Alcoa	6,300	227
Freeport-McMoRan Copper & Gold	7,300	702
Haynes International (2)	540	30
Kobe Steel (JPY) (1)	35,000	101
Lihir Gold (AUD) (2)	3,900	12
Nucor	1,500	102
Rio Tinto (AUD)	2,142	239
SSAB Svenskt Stal, Series A (SEK) (1)	7,652	216
Teck Cominco, Class B (CAD)	2,900	119
		1,748
Paper & Forest Products 0.4%
AbitiBibowater	950	12
International Paper	14,400	392
MeadWestvaco	12,800	348
		752

Total Materials		5,080
TELECOMMUNICATION SERVICES 2.5%

Diversified Telecommunication Services 0.7%
AT&T	6,200	238
Cogent Communications Group (2)	900	17
France Telecom (EUR)	3,656	123
nTelos	100	2
Premiere Global Services (2)	1,700	24
Qwest Communications International (1)	16,600	75
Telefonica SA (EUR)	15,596	449
Telenor ASA (NOK)	8,900	171
Telstra (AUD)	20,378	82
Time Warner Telecom, Class A (2)	1,600	25
		1,206
Wireless Telecommunication Services 1.8%
America Movil, ADR	16,500	1,051
American Tower Systems, Class A (2)	17,300	678
Bharti Airtel (INR) (2)	3,400	69
Bouygues (EUR)	2,651	168
Hutchison Telecommunications (HKD)	69,000	99
KDDI (JPY)	16	99
MetroPCS Communications (1)(2)	3,100	53
Rogers Communications, Class B	9,600	345
SBA Communications (2)	400	12
Sprint Nextel	50,400	337
StarHub (SGD)	43,030	95
Virgin Mobile USA, Class A (2)	1,300	3
Vodafone, ADR	11,275	333
		3,342

Total Telecommunication Services		4,548
UTILITIES 1.2%

Electric Utilities 0.7%
Cleco	1,000	22
E.ON AG (EUR)	2,514	466
El Paso Electric (2)	1,000	21
Empire District Electronics	1,100	22
Enel (EUR)	16,115	172
Entergy	3,450	376
Pinnacle West Capital (1)	8,250	289
Unisource Energy	1,300	29
		1,397
Gas Utilities 0.1%
Hong Kong & China Gas (HKD)	53,000	160
Southwest Gas	1,400	39
		199
Independent Power Producers & Energy Traders 0.1%
EDF Energies Nouvelles (EUR)	1,300	80
Iberdrola Renovables (EUR) (2)	12,480	87
		167
Multi-Utilities 0.3%
Black Hills	400	14
Centrica (GBP)	25,884	153
NiSource	15,600	269
OGE Energy	1,200	38
PNM Resources	1,600	20
		494
Total Utilities		2,257
Total Common Stocks (Cost $98,306)		112,799
PREFERRED STOCKS 0.1%
GOVERNMENT RELATED 0.0%
Government Sponsored 0.0%
Fannie Mae	1,575	38
Total Government Related		38
HEALTH CARE 0.1%
Health Care Equipment & Supplies 0.1%
Fresenius SE (EUR)	2,142	179
Total Health Care		179
Total Preferred Stocks (Cost $138)		217
CONVERTIBLE PREFERRED STOCKS 0.2%
CONSUMER DISCRETIONARY 0.1%
Automobiles 0.1%
General Motors (1)	4,000	92
Total Consumer Discretionary		92
FINANCIALS 0.1%
Capital Markets 0.1%
Merrill Lynch, Acquisition Date: 1/18/08
Acquisition Cost $300 (2)(3)	3	241
Total Financials		241
INFORMATION TECHNOLOGY 0.0%
Communications Equipment 0.0%
Lucent Technologies	50	36
Total Information Technology		36

Total Convertible Preferred Stocks (Cost $435)		369
CONVERTIBLE BONDS 0.0%
Newmont Mining, 1.625%, 7/15/17 (4)	28,000	34
Total Convertible Bonds (Cost $28)		34
CORPORATE BONDS 6.7%
3M, 5.70%, 3/15/37	45,000	46
ACE INA Holdings, 5.70%, 2/15/17	70,000	70
ACE INA Holdings, 5.875%, 6/15/14	35,000	36
Air Products & Chemicals, 4.15%, 2/1/13	40,000	40
Alabama Power, VR, 3.283%, 8/25/09	30,000	30
Amerada Hess, 7.875%, 10/1/29	25,000	30
America Movil, 5.625%, 11/15/17	65,000	65
America Movil, 6.375%, 3/1/35	65,000	63
American General Finance, 5.40%, 12/1/15	60,000	54
Anheuser-Busch, 5.50%, 1/15/18	10,000	10
Appalachian Power, 6.375%, 4/1/36	30,000	28
AT&T, 5.625%, 6/15/16	110,000	111
AT&T, 6.45%, 6/15/34	65,000	64
AT&T, STEP, 7.30%, 11/15/11	25,000	27
AT&T Broadband, 8.375%, 3/15/13	80,000	89
AT&T Wireless, 7.875%, 3/1/11	60,000	66
Atmos Energy, 4.00%, 10/15/09	50,000	50
Avalonbay Communities, 6.125%, 11/1/12	35,000	35
Avnet, 5.875%, 3/15/14	50,000	51
Baker Hughes, 6.875%, 1/15/29	65,000	70
Bank of America, 5.75%, 8/15/16	50,000	51
Bank of America, 6.00%, 9/1/17	55,000	58
Bank of America Capital Trust VI, 5.625%, 3/8/35	85,000	72
Bank of New York, 4.50%, 4/1/13	55,000	56
Bank One, 5.25%, 1/30/13	150,000	154
BB&T Capital Trust II, 6.75%, 6/7/36	30,000	27
BG&E, 5.90%, 10/1/16	75,000	74
BHP Finance, 5.40%, 3/29/17	45,000	44
Black Hills, 6.50%, 5/15/13	40,000	43
Boardwalk Pipelines, 5.50%, 2/1/17	15,000	14
British Sky Broadcasting, 6.10%, 2/15/18 (4)	80,000	80
British Telecommunications, 5.15%, 1/15/13	55,000	54
Buckeye Partners, 6.05%, 1/15/18	25,000	25
Bunge Finance, 5.90%, 4/1/17	85,000	85
Burlington Northern Santa Fe, 5.65%, 5/1/17	52,000	52
Burlington Northern Santa Fe, 6.15%, 5/1/37	81,000	78
Canadian National Railway, 6.25%, 8/1/34	25,000	25
Canadian National Railway, 6.375%, 11/15/37	15,000	15
Canadian Natural Resources, 6.25%, 3/15/38	50,000	48
Capital One IV, 6.745%, 2/17/37	75,000	53
Cardinal Health, VR, 5.499%, 10/2/09	50,000	49
Caterpillar Financial Services, 4.25%, 2/8/13	50,000	50
Caterpillar Financial Services, 5.85%, 9/1/17	40,000	42
Celulosa Arauco y Constitucion, 5.125%, 7/9/13	40,000	40
Centerpoint Energy, 7.25%, 9/1/10	30,000	32
Centex, 5.45%, 8/15/12	50,000	42
Cisco Systems, 5.25%, 2/22/11	45,000	47
CIT Group, 7.625%, 11/30/12	43,000	36
Citigroup, 5.00%, 9/15/14	75,000	70
Citigroup, 5.50%, 8/27/12	55,000	56
Citigroup, 5.85%, 7/2/13	100,000	102
Comcast, 5.875%, 2/15/18	70,000	68
Comcast, 6.95%, 8/15/37	25,000	25
ConocoPhillips, 5.90%, 10/15/32	30,000	30
Consumers Energy, 6.00%, 2/15/14	40,000	41
Cooper, 6.10%, 7/1/17	55,000	58
Costco Wholesale, 5.30%, 3/15/12	45,000	47
Countrywide Home Loans, 4.125%, 9/15/09	100,000	91
Cox Communications, 7.125%, 10/1/12	25,000	27
Credit Agricole SA, 6.637%, 5/29/49 (4)	100,000	78
Credit Suisse First Boston, 5.50%, 8/16/11	40,000	41
Credit Suisse Guernsey, 5.86%, 5/29/49	60,000	48
CRH America, 6.00%, 9/30/16	60,000	57
D.R. Horton, 6.50%, 4/15/16	50,000	44
DaimlerChrysler, 6.50%, 11/15/13	30,000	32
DaimlerChrysler, VR, 3.562%, 8/3/09	80,000	79
Devon Financing, 6.875%, 9/30/11	50,000	55
Devon Financing, 7.875%, 9/30/31	35,000	43
Diamond Offshore Drilling, 4.875%, 7/1/15	35,000	34
Diamond Offshore Drilling, 5.15%, 9/1/14	30,000	30
Du Pont El de Nemours & Co., 5.60%, 12/15/36	55,000	52
Dun & Bradstreet, 5.50%, 3/15/11	30,000	31
El Paso Electric, 6.00%, 5/15/35	50,000	45
El Paso Natural Gas Company, 5.95%, 4/15/17	18,000	18
Eli Lilly & Co., 5.55%, 3/15/37	55,000	53
Emerson Electric Company, 4.75%, 10/15/15	85,000	85
Enbridge, 5.60%, 4/1/17	50,000	49
EnCana, 5.90%, 12/1/17	55,000	56
EnCana, 6.50%, 8/15/34	50,000	49
Enterprise Products Operations, 4.95%, 6/1/10	55,000	56
Enterprise Products Operations, 6.30%, 9/15/17	28,000	29
EOG Resources, 5.875%, 9/15/17	35,000	37
ERAC USA Finance Company, 5.60%, 5/1/15 (4)	40,000	36
ERP Operating, 5.25%, 9/15/14	40,000	36
Federal Realty Investment Trust, 6.00%, 7/15/12	25,000	25
Federated Department Stores, 5.35%, 3/15/12	35,000	33
Fifth Third Bancorp, 8.25%, 3/1/38	35,000	36
Florida Power, 6.35%, 9/15/37	55,000	57
Ford Motor Credit, 5.80%, 1/12/09	80,000	76
Fortune Brands, 5.125%, 1/15/11	35,000	34
France Telecom, STEP, 7.75%, 3/1/11	49,000	54
Franklin Resources, 3.70%, 4/15/08	15,000	15
Freeport-McMoRan Copper & Gold, 8.375%, 4/1/17	50,000	53
Fund American Companies, 5.875%, 5/15/13	45,000	47
GE, 5.25%, 12/6/17	35,000	35
GE Capital, 5.25%, 10/19/12	115,000	120
GE Capital, 5.625%, 9/15/17	90,000	93
GE Capital, 5.875%, 2/15/12	85,000	90
GE Capital, 6.00%, 6/15/12	175,000	186
Genentech, 4.75%, 7/15/15	35,000	36
Genworth Financial, 5.75%, 6/15/14	41,000	40
Genworth Financial, 6.15%, 11/15/66	27,000	21
Goldman Sachs, 6.15%, 4/1/18	100,000	100
Goldman Sachs, 6.75%, 10/1/37	65,000	61
Goldman Sachs Capital I, 6.345%, 2/15/34	41,000	36
Halliburton, 5.50%, 10/15/10	80,000	83
Harrah's Operating, 5.50%, 7/1/10	55,000	48
Hartford Financial Services, 5.375%, 3/15/17	65,000	62
Hasbro, 6.30%, 9/15/17	25,000	26
HBOS Treasury Services, 5.92%, 9/29/49 (4)	100,000	85
HBOS Treasury Services, 6.00%, 11/1/33 (4)	90,000	79
Hewlett-Packard, 4.50%, 3/1/13	45,000	46
Highmark, 6.80%, 8/15/13 (4)	35,000	40
Home Depot, 5.40%, 3/1/16	55,000	51
Honeywell International, 5.30%, 3/1/18	45,000	46
Hospitality Properties Trust, 5.625%, 3/15/17	40,000	33
Illinois Power, 6.125%, 11/15/17 (4)	20,000	20
International Lease Finance, 5.45%, 3/24/11	135,000	136
International Speedway, 4.20%, 4/15/09	20,000	20
J.C. Penney, 9.00%, 8/1/12	55,000	61
Jefferies Group, 5.875%, 6/8/14	32,000	32
Jefferies Group, 6.25%, 1/15/36	40,000	32
Jersey Central Power & Light, 5.65%, 6/1/17	70,000	71
John Deere Capital, 4.95%, 12/17/12	55,000	57
John Deere Capital, 5.50%, 4/13/17	35,000	36
JPMorgan Chase, 6.00%, 1/15/18	110,000	116
JPMorgan Chase Capital XXII, 6.45%, 2/2/37	50,000	43
Kellogg Company, 4.25%, 3/6/13	35,000	35
Kinder Morgan Finance, 5.70%, 1/5/16	60,000	57
Kroger, 8.05%, 2/1/10	65,000	69
Lafarge, 6.15%, 7/15/11	25,000	26
Lehman Brothers, 6.75%, 12/28/17	15,000	15
Lennar, 5.60%, 5/31/15	70,000	52
Lincoln National, 6.05%, 4/20/17	25,000	22
Lloyds TSB, 6.267%, 12/31/49 (4)	100,000	74
Lockheed Martin Corporation, 4.121%, 3/14/13	35,000	35
Mack-Cali Realty, 5.125%, 2/15/14	45,000	40
Mack-Cali Realty, 5.80%, 1/15/16	25,000	23
Marathon Oil, 5.90%, 3/15/18	65,000	65
Marathon Oil, 6.00%, 10/1/17	55,000	56
Marathon Oil, 6.60%, 10/1/37	20,000	20
McDonald's, 5.30%, 3/15/17	55,000	56
MDC Holdings, 5.50%, 5/15/13	60,000	57
Medtronic, 4.75%, 9/15/15	85,000	83
Merrill Lynch, 5.45%, 2/5/13	45,000	44
MidAmerican Energy, 6.125%, 4/1/36	20,000	20
Mizuho Capital Investment, 6.686%, 12/31/49 (4)	20,000	16
Monongahela Power, 5.70%, 3/15/17 (4)	60,000	62
Morgan Stanley, 6.625%, 4/1/18	100,000	101
Nabors Industries, 6.15%, 2/15/18 (4)	15,000	15
National Semiconductor, 6.15%, 6/15/12	30,000	31
Nationwide Mutual Insurance, 6.60%, 4/15/34 (4)	25,000	21
News America, 6.15%, 3/1/37	100,000	94
News America, 6.40%, 12/15/35	55,000	54
News America, 6.65%, 11/15/37 (4)	80,000	80
NLV Financial, 7.50%, 8/15/33 (4)	30,000	33
Norfolk Southern, 6.00%, 4/30/08	60,000	60
Northern States Power, 5.25%, 3/1/18	25,000	25
Northern Trust, 4.60%, 2/1/13	30,000	31
Northern Trust, 5.30%, 8/29/11	39,000	41
Northrop Grumman, 7.125%, 2/15/11	50,000	54
NVR, 5.00%, 6/15/10	35,000	35
Oracle, 5.00%, 1/15/11	50,000	52
Owens Corning, 6.50%, 12/1/16	20,000	17
Pacific Gas & Electric, 4.80%, 3/1/14	30,000	30
Pacific Gas & Electric, 6.35%, 2/15/38	25,000	25
PacifiCorp, 6.25%, 10/15/37	20,000	21
Panhandle Eastern Pipeline, 4.80%, 8/15/08	20,000	20
Peco Energy, 5.35%, 3/1/18	25,000	25
Placer Dome, 6.45%, 10/15/35	55,000	53
PNC Funding, 5.625%, 2/1/17	50,000	48
Praxair, 4.625%, 3/30/15	50,000	50
Praxair, 5.20%, 3/15/17	55,000	55
Principal Financial Group, 6.05%, 10/15/36	40,000	36
Principal Life Global Funding I, 5.125%, 10/15/13 (4)	45,000	47
Principal Mutual Life Insurance, 8.00%, 3/1/44 (4)	45,000	51
Procter & Gamble, 4.95%, 8/15/14	100,000	104
Progress Energy, 5.625%, 1/15/16	55,000	56
Public Service Electric & Gas, 5.70%, 12/1/36	75,000	73
Public Service of New Mexico, 4.40%, 9/15/08	35,000	35
Pulte Homes, 5.20%, 2/15/15	60,000	52
Reckson Operating, 6.00%, 3/31/16	35,000	32
Regency Centers, 5.875%, 6/15/17	20,000	18
Rogers Cable, 5.50%, 3/15/14	40,000	38
Rogers Wireless, 7.50%, 3/15/15	40,000	42
Sealed Air, 5.375%, 4/15/08 (4)	40,000	40
Security Benefit Life Insurance, 7.45%, 10/1/33 (4)	20,000	18
Simon Property Group, 5.75%, 12/1/15	75,000	71
SLM Corporation, VR, 5.21%, 4/1/09	35,000	32
Southern, 5.30%, 1/15/12	25,000	26
Southern California Edison, 4.65%, 4/1/15	60,000	60
Southern California Edison, 5.95%, 2/1/38	105,000	105
Southern California Gas, 5.75%, 11/15/35	70,000	68
Southern Natural Gas, 5.90%, 4/1/17 (4)	18,000	18
Sovereign Capital Trust VI, 7.908%, 6/13/36	45,000	36
Sprint Capital, 6.90%, 5/1/19	85,000	66
Sun Life Financial Global Funding, VR, 5.08%, 10/6/13 (4)	65,000	65
Sunoco, 5.75%, 1/15/17	50,000	50
Sysco Corporation, 5.25%, 2/12/18	50,000	51
Tampa Electric, 6.15%, 5/15/37	60,000	56
Target, 5.875%, 7/15/16	105,000	107
Telecom Italia Capital, 5.25%, 11/15/13	75,000	70
Telefonica Emisiones, 6.221%, 7/3/17	50,000	51
Telefonica Emisiones, 6.421%, 6/20/16	75,000	77
TEPPCO Partners, 7.55%, 4/15/38	65,000	65
Teva Pharmaceutical Finance, 5.55%, 2/1/16	60,000	61
Texas Gas Transmission, 5.50%, 4/1/13 (4)	70,000	70
Time Warner, 6.875%, 6/15/18	45,000	44
Time Warner Cable, 5.40%, 7/2/12	80,000	79
Time Warner Entertainment, 7.25%, 9/1/08	50,000	51
Torchmark, 6.375%, 6/15/16	40,000	42
Transocean, 5.25%, 3/15/13	20,000	20
U.S. Bancorp, 4.50%, 7/29/10	60,000	62
Union Electric Company, 5.40%, 2/1/16	75,000	75
Union Pacific, 5.70%, 8/15/18	35,000	35
United Technologies, 5.375%, 12/15/17	30,000	31
United Technologies, 5.40%, 5/1/35	25,000	24
UnitedHealth Group, 5.375%, 3/15/16	85,000	82
Vale Overseas, 6.25%, 1/23/17	115,000	115
Valero Energy, 6.125%, 6/15/17	85,000	86
Verizon Communications, 4.35%, 2/15/13	100,000	98
Verizon Global Funding, 7.75%, 12/1/30	50,000	54
Viacom, 6.125%, 10/5/17	20,000	20
Viacom, 6.25%, 4/30/16	40,000	39
Virginia Electric & Power, 4.50%, 12/15/10	50,000	52
Virginia Electric & Power, 6.00%, 5/15/37	30,000	29
Vodafone, 5.625%, 2/27/17	50,000	49
Wachovia, 5.75%, 2/1/18	55,000	54
Waste Management, 6.10%, 3/15/18	75,000	76
WellPoint, 5.00%, 1/15/11	40,000	41
Wells Fargo, 4.875%, 1/12/11	120,000	124
West Penn Power Company, 5.95%, 12/15/17 (4)	35,000	36
Westar Energy, 5.10%, 7/15/20	25,000	23
Willis North America, 6.20%, 3/28/17	35,000	34
WM Wrigley, 4.65%, 7/15/15	20,000	20
Wyeth, 5.95%, 4/1/37	50,000	49
Xerox, 5.50%, 5/15/12	20,000	20
Xstrata Finance Canada, 5.50%, 11/16/11 (4)	50,000	51
XTO Energy, 5.65%, 4/1/16	40,000	41
XTO Energy, 6.75%, 8/1/37	20,000	21
Total Corporate Bonds (Cost $12,498)		12,262
ASSET-BACKED SECURITIES 2.3%

AmeriCredit Automobile Receivables Trust
Series 2006-RM, Class A3
5.53%, 1/6/14	200,000	187

Bank of America Credit Card Trust
Series 2006-A9, Class A9, VR
2.828%, 2/15/13	255,000	250

Bank of America Credit Card Trust
Series 2007-C1, Class C1, VR
3.108%, 6/16/14	250,000	212

BankBoston Home Equity Loan Trust
Series 1998-1, Class A6
6.35%, 2/25/13	5,943	6

Capital Auto Receivables Asset Trust
Series 2006-1, Class B
5.26%, 10/15/10	70,000	71

Capital Auto Receivables Asset Trust
Series 2006-SN1A, Class A4A
5.32%, 3/20/10 (4)	250,000	254

Capital Auto Receivables Asset Trust
Series 2006-SN1A, Class B
5.50%, 4/20/10 (4)	35,000	35

Capital One Multi-Asset Execution Trust
Series 2007, Class C2
3.118%, 11/17/14	250,000	206

Capital One Multi-Asset Execution Trust
Series 2007-C3, Class C3, VR
3.108%, 4/15/13	100,000	91

Capital One Multi-Asset Execution Trust
Series 2008-A1, Class A1, VR
3.568%, 11/15/12	200,000	199

Chase Funding Mortgage Loan
Series 2002-2, Class 1M1
5.599%, 9/25/31	6,770	6

Citibank Credit Card Issuance Trust
Series 2006-A2, Class A2
4.85%, 2/10/11	225,000	228
Citibank Credit Card Issuance Trust
Series 2007-A5, Class A5
5.50%, 6/22/12	270,000	281

CNH Equipment Trust
Series 2007-A, Class B
5.09%, 6/16/14	75,000	73

Detroit Edison Securitization Funding
Series 2001-1, Class A5
6.42%, 3/1/15	75,000	81

GE Capital Credit Card Master Note Trust
Series 2006-1, Class A
5.08%, 9/17/12	65,000	66

GE Capital Credit Card Master Note Trust
Series 2007-3, Class C, VR
3.118%, 6/15/13	130,000	119

GE Equipment Small Ticket
Series 2005-1A, Class A4
4.51%, 12/22/14 (4)	100,000	101

Hyundai Auto Receivables Trust
Series 2006-A, Class A4
5.26%, 11/15/12	85,000	87

Hyundai Auto Receivables Trust
Series 2007-A, Class A3A
5.04%, 1/15/12	70,000	71

Marriott Vacation Club Owner Trust
Series 2006-1A, Class A
5.737%, 4/20/28 (4)	108,541	114

Marriott Vacation Club Owner Trust
Series 2006-2A, Class A
5.362%, 10/20/28 (4)	40,617	43

MBNA Credit Card Master Note Trust
Series 2005-A3, Class A3
4.10%, 10/15/12	275,000	279

MBNA Credit Card Master Note Trust
Series 2006-C3, Class C3, VR
3.108%, 10/15/13	55,000	47

Nissan Auto Receivables Owner Trust
Series 2008-A, Class A3
3.89%, 7/15/10	75,000	74
PECO Energy Transition Trust
Series 2001-A, Class A1
6.52%, 12/31/10	110,000	118

PSE&G Transition Funding
Series 2001-1, Class A6
6.61%, 6/15/15	100,000	110

Reliant Energy Transition Bond
Series 2001-1, Class A4
5.63%, 9/15/15	100,000	106

Triad Auto Receivables Owner Trust
Series 2006-B, Class A4
5.52%, 11/12/12	125,000	128

USAA Auto Owner Trust
Series 2007-1, Class A4
5.55%, 2/15/13	190,000	195

USAA Auto Owner Trust
Series 2007-2, Class A3
4.90%, 2/15/12	200,000	203

USAA Auto Owner Trust
Series 2008-1, Class A3
4.16%, 4/16/12	75,000	76

Total Asset-Backed Securities (Cost $4,186)		4,117

NON-U.S. GOVERNMENT MORTGAGE-BACKED
SECURITIES 2.9%

American Tower Trust
Series 2007-1A, Class D, CMO
5.957%, 4/15/37 (4)	65,000	60

Banc of America Commercial Mortgage
Series 2003-1, Class A2, CMO
4.648%, 9/11/36	100,000	92

Banc of America Commercial Mortgage
Series 2005-3, Class A2, CMO
4.501%, 7/10/43	155,000	152

Bank of America Mortgage Securities
Series 2004-A, Class 2A2, CMO, ARM
4.094%, 2/25/34	37,096	29
Bank of America Mortgage Securities
Series 2004-D, Class 2A2, CMO, ARM
4.198%, 5/25/34	33,205	33

Bank of America Mortgage Securities
Series 2004-H, Class 2A2, CMO, ARM
4.748%, 9/25/34	23,499	23

Bank of America Mortgage Securities
Series 2004-I, Class 3A2, CMO, ARM
4.859%, 10/25/34	27,021	27

Bank of America Mortgage Securities
Series 2005-J, Class 2A1, CMO, ARM
5.091%, 11/25/35	103,326	102

Bank of America Mortgage Securities
Series 2005-J, Class 3A1, CMO, ARM
5.255%, 11/25/35	55,888	55

Bear Stearns Commercial Mortgage Securities
Series 2004-T14, Class A2, CMO
4.17%, 1/12/41	131,618	130

Bear Stearns Commercial Mortgage Securities
Series 2005-PW10, Class A1, CMO
5.085%, 12/11/40	114,566	114

Bear Stearns Commercial Mortgage Securities
Series 2005-PWR8, Class A4, CMO
4.674%, 6/11/41	90,000	85

Bear Stearns Commercial Mortgage Securities
Series 2005-PWR9, Class AAB, CMO
4.804%, 9/15/42	100,000	94

Bear Stearns Commercial Mortgage Securities
Series 2005-T18, Class A1, CMO
4.274%, 2/13/42	42,771	42

Bear Stearns Commercial Mortgage Securities
Series 2005-T20, Class A1, CMO
4.94%, 10/12/42	78,106	77

Bear Stearns Commercial Mortgage Securities
Series 2006-PW12, Class A4, CMO, VR
5.895%, 9/11/38	250,000	252

Bear Stearns Commercial Mortgage Securities
Series 2007-PW15, Class AAB, CMO
5.315%, 2/11/44	150,000	139
Bear Stearns Commercial Mortgage Securities
Series 2007-PW17, Class A1, CMO
5.282%, 6/11/50	152,183	149

Citigroup/Deutsche Bank Commercial Mortgage
Series 2005-CD1, Class A4, CMO, VR
5.226%, 7/15/44	80,000	79

Citigroup/Deutsche Bank Commercial Mortgage
Series 2007-CD4, Class ASB, CMO
5.278%, 12/11/49	175,000	162

Credit Suisse First Boston Mortgage Securities
Series 2005-C2, Class A4, CMO
4.832%, 4/15/37	200,000	192

Credit Suisse Mortgage Capital Certification
Series 2006-C4, Class A3, CMO
5.467%, 9/15/39	175,000	172

DLJ Commercial Mortgage
Series 1999-CG2, Class A1B, CMO
7.30%, 6/10/32	70,509	71

GE Capital Commercial Mortgage
Series 2001-1, Class A2, CMO
6.531%, 5/15/33	100,000	100

GE Capital Commercial Mortgage
Series 2005-C4, Class A1, CMO
5.082%, 11/10/45	84,839	84

Greenwich Capital Commercial Funding
Series 2005-GG3, Class A2, CMO
4.305%, 8/10/42	235,000	231

Greenwich Capital Commercial Funding
Series 2005-GG3, Class AAB, CMO
4.619%, 8/10/42	35,000	33

GS Mortgage Securites Corporation II
Series 2006-GG6, Class A4, CMO, VR
5.553%, 4/10/38	100,000	99

JPMorgan Chase Commercial Mortgage Securities
Series 2001-C1B2, Class A2, CMO
6.244%, 4/15/35	34,753	35

JPMorgan Chase Commercial Mortgage Securities
Series 2001-CIBC, Class A3, CMO
6.26%, 3/15/33	96,189	96
JPMorgan Chase Commercial Mortgage Securities
Series 2005-LDP4, Class ASB, CMO, VR
4.824%, 10/15/42	165,000	155

JPMorgan Chase Commercial Mortgage Securities
Series 2005-LDP5, Class A4, CMO, VR
5.345%, 12/15/44	150,000	147

JPMorgan Chase Commercial Mortgage Securities
Series 2006-CB14, Class A4 , CMO
5.481%, 12/12/44	225,000	223

LB-UBS Commercial Mortgage Trust
Series 2003-C8, Class A1, CMO
3.636%, 11/15/27	106,188	106

LB-UBS Commercial Mortgage Trust
Series 2004-C2, Class A2, CMO
3.246%, 3/15/29	275,000	270

LB-UBS Commercial Mortgage Trust
Series 2004-C4, Class A2, CMO, VR
4.567%, 6/15/29	125,000	124

LB-UBS Commercial Mortgage Trust
Series 2005-C1, Class A4, CMO
4.742%, 2/15/30	250,000	223

LB-UBS Commercial Mortgage Trust
Series 2006-C1, Class A4, CMO
5.156%, 2/15/31	175,000	170

Morgan Stanley Capital I
Series 2007-IQ14, Class A4, CMO, VR
5.692%, 4/15/49	50,000	49

PNC Mortgage Acceptance Corporation
Series 1999-CM1, Class A1B, CMO
7.33%, 10/10/09	232,198	236

Wells Fargo Mortgage Backed Securities Trust
Series 2003-O, Class 5A1, CMO, ARM
4.812%, 1/25/34	85,489	83

Wells Fargo Mortgage Backed Securities Trust
Series 2005-AR2, Class 2A2, CMO, ARM
4.541%, 3/25/35	48,123	47

Wells Fargo Mortgage Backed Securities Trust
Series 2006-AR12, Class 1A1, CMO, ARM
6.023%, 9/25/36	188,339	168
Wells Fargo Mortgage Backed Securities Trust
Series 2006-AR16, Class A1, CMO, ARM
5.665%, 10/25/36	177,470	160
Total Non-U.S. Government Mortgage-Backed Securities (Cost $5,366)		5,170
U.S. GOVERNMENT & AGENCY MORTGAGE-BACKED
SECURITIES 10.7%
U.S. Government Agency Obligations 10.2% (5)
Federal Home Loan Mortgage
4.50%, 11/1/18 - 4/1/35	384,297	377
5.00%, 12/1/08 - 9/1/35	507,415	506
5.50%, 3/1/18 - 12/1/33	371,713	381
6.00%, 10/1/16 - 3/1/33	510,523	526
6.50%, 3/1/32 - 4/1/32	80,114	83
7.00%, 6/1/32	10,772	11
Federal Home Loan Mortgage, ARM
5.049%, 11/1/35	43,062	43
5.064%, 3/1/36	85,605	86
5.128%, 1/1/36	234,231	239
5.334%, 2/1/37	249,951	253
5.38%, 2/1/37	154,996	157
5.384%, 1/1/36	21,583	22
5.462%, 2/1/37	209,651	213
5.516%, 6/1/37	186,955	189
5.914%, 2/1/37	242,622	247
5.924%, 1/1/37	52,562	54
5.981%, 12/1/36	194,278	198
5.997%, 11/1/36	129,781	132
6.035%, 10/1/36	177,845	182
6.128%, 10/1/36	141,588	145
6.216%, 8/1/36	203,915	209
7.198%, 9/1/32	2,612	3
Federal Home Loan Mortgage, CMO
5.50%, 8/15/16 - 4/15/28	344,159	356
6.50%, 8/15/30	158,698	165
Federal Home Loan Mortgage, CMO, IO, 4.50%, 5/15/16	79,171	7
Federal National Mortgage Assn.
4.50%, 5/1/18 - 4/1/35	894,360	890
5.00%, 11/1/18 - 2/1/36	2,042,165	2,048
5.50%, 1/1/17 - 11/1/37	4,860,611	4,931
6.00%, 8/1/21 - 2/1/38	2,088,024	2,143
6.50%, 5/1/17 - 11/1/37	2,065,158	2,142
7.00%, 4/1/32 - 7/1/37	26,880	29
Federal National Mortgage Assn., ARM
4.816%, 11/1/35	52,274	53
5.305%, 12/1/35	38,648	39
5.339%, 12/1/35	44,374	45
5.533%, 12/1/35	65,512	67
5.543%, 7/1/36	178,520	182
5.655%, 12/1/35	17,327	18
5.80%, 11/1/37	162,823	166
5.979%, 9/1/36	55,778	57
5.982%, 8/1/36	101,448	104
6.027%, 12/1/36	75,585	77
Federal National Mortgage Assn., CMO
3.50%, 4/25/13	18,774	19
5.00%, 3/25/15	48,988	49
5.50%, 5/25/27	79,810	81
Federal National Mortgage Assn., CMO, IO
5.50%, 11/25/28	8,325	1
6.50%, 2/1/32	13,686	3
Federal National Mortgage Assn., TBA
5.00%, 1/1/19 - 1/1/34	475,000	473
5.50%, 1/1/34	225,000	227
		18,628
U.S. Government Obligations 0.5%
Government National Mortgage Assn.
4.50%, 2/20/35	26,526	26
5.00%, 7/15/33 - 3/15/34	536,672	537
5.50%, 10/20/32 - 11/15/34	101,752	104
6.00%, 4/15/26 - 2/20/34	67,096	70
6.50%, 3/15/26 - 12/20/33	34,589	36
7.00%, 9/20/27	30,248	32
8.00%, 10/15/25 - 6/15/26	7,729	8
8.50%, 12/15/24	3,190	4
11.50%, 11/15/19	6,146	7
		824

Total U.S. Government & Agency Mortgage-Backed Securities (Cost $19,159)		19,452
U.S. GOVERNMENT AGENCY OBLIGATIONS
(EXCLUDING MORTGAGE-BACKED) 4.2%
U.S. Government Agency Obligations 1.2% (5)
Federal Home Loan Bank, 5.125%, 8/14/13 (1)	250,000	272
Federal Home Loan Bank, 5.25%, 6/18/14	150,000	164
Federal Home Loan Bank, 5.60%, 6/28/11	330,000	358
Federal Home Loan Mortgage, 5.00%, 7/15/14	260,000	280
Federal Home Loan Mortgage, 5.125%, 7/15/12 (1)	390,000	421
Federal National Mortgage Assn., 4.375%, 9/15/12 (1)	100,000	105
Federal National Mortgage Assn., 4.375%, 10/15/15 (1)	225,000	233
Federal National Mortgage Assn., 4.875%, 12/15/16 (1)	105,000	112
Federal National Mortgage Assn., 7.125%, 1/15/30	240,000	311
		2,256
U.S. Treasury Obligations 3.0%
U.S. Treasury Bonds, 4.75%, 2/15/37	240,000	258
U.S. Treasury Bonds, 5.00%, 5/15/37	15,000	17
U.S. Treasury Bonds, 5.50%, 8/15/28	55,000	64
U.S. Treasury Notes, 2.625%, 5/15/08 (1)	365,000	365
U.S. Treasury Notes, 2.875%, 1/31/13 (1)(6)	1,125,000	1,148
U.S. Treasury Notes, 3.375%, 11/30/12 (1)	350,000	365
U.S. Treasury Notes, 4.25%, 11/15/14 (1)	2,920,000	3,193
		5,410

Total U.S. Government Agency Obligations (Excluding Mortgage-Backed)
(Cost $7,278)		7,666

FOREIGN GOVERNMENT OBLIGATIONS &
MUNICIPALITIES 0.4%
Abu Dhabi National Energy, 5.62%, 10/25/12 (4)	100,000	102
Pemex Project Funding Master Trust, VR, 4.10%, 6/15/10 (4)	45,000	45
Pemex Project Funding Master Trust, 5.75%, 3/1/18	60,000	61
Petrobras International Finance Company, 5.875%, 3/1/18	50,000	49
Republic of Italy, 5.25%, 9/20/16	110,000	120
Republic of South Africa, 6.50%, 6/2/14	95,000	99
Swedish Export Credit, 5.125%, 3/1/17	100,000	107
United Mexican States, 6.375%, 1/16/13	55,000	61
Total Foreign Government Obligations & Municipalities (Cost $617)		644
MUNICIPAL SECURITIES 0.6%
Alabama 0.0%
Mobile IDA, Alabama Power, VR, 5.00%, 6/1/34	45,000	46
		46
California 0.0%
California, GO, 5.25%, 4/1/34 (Prerefunded 4/1/14) (7)	20,000	22
		22
District of Columbia 0.0%
District of Columbia, 4.75%, 6/1/31 (8)	70,000	67
Total District of Columbia		67
Florida 0.1%
Flordia DOT, Turnpike Auth., 4.75%, 7/1/31 (9)	45,000	43
Florida State Board of Ed., Lottery Revenue, 5.00%, 7/1/17 (9)	35,000	38
Orange County, Tourist Dev., 5.00%, 10/1/18 (9)	75,000	79
Total Florida		160
Georgia 0.1%
Atlanta Water & Sewer, 5.50%, 11/1/16 (9)	35,000	39
Atlanta Water & Sewer, 5.50%, 11/1/17 (9)	50,000	55
Georgia, 5.00%, 7/1/19	60,000	65
Total Georgia		159
Kansas 0.0%
Kansas Dev. Fin. Auth., Public Employee Retirement
5.501% 5/1/34 (8)	30,000	31
		31
Maryland 0.1%
Baltimore County, 5.00%, 2/1/38	50,000	51
Maryland, State & Local Fac., 5.00%, 8/1/19	85,000	92
Maryland Transportation Auth., 5.00%, 7/1/41 (8)	70,000	70
Total Maryland		213
Missouri 0.1%
Missouri Highway & Transportation, 5.00%, 2/1/18	95,000	104
Total Missouri		104
New Jersey 0.0%
New Jersey Transportation Trust Fund Auth.
5.25% 12/15/21 (9)	35,000	38
Total New Jersey		38
New York 0.1%
New York City Housing Dev. Corp., 6.42%, 11/1/27	35,000	38
New York Urban Dev. Corp, Personal Income Tax
5.50% 3/15/18 (10)	35,000	39
		77
North Carolina 0.1%
North Carolina Capital Fac. Fin. Agency, Duke Univ.
5.00%, 10/1/44	70,000	69
Total North Carolina		69
Oregon 0.0%
Oregon, Taxable Pension, 5.892%, 6/1/27	15,000	16
		16
West Virginia 0.0%
Tobacco Settlement Fin. Auth., Tobacco Industry
7.467%, 6/1/47	70,000	68
		68
Total Municipal Securities (Cost $1,057)		1,070
BOND MUTUAL FUNDS 5.2%
T. Rowe Price Institutional Floating Rate Fund, 4.17% (11)(12)	16,046	160
T. Rowe Price Institutional High Yield Fund, 9.19% (11)(12)	591,317	5,440
T. Rowe Price Institutional International Bond Fund
4.23% (11)(12)	340,464	3,871
Total Bond Mutual Funds (Cost $9,654)		9,471
EQUITY MUTUAL FUNDS 0.8%
T. Rowe Price Institutional Emerging Markets
Equity Fund (2)(12)	39,644	1,360
Total Equity Mutual Funds (Cost $1,476)		1,360
SHORT-TERM INVESTMENTS 4.3%
Money Market Funds 4.3%
T. Rowe Price Reserve Investment Fund, 3.29% (12)(13)	7,833,027	7,833
Total Short-Term Investments (Cost $7,833)		7,833
SECURITIES LENDING COLLATERAL 10.4%
Investment in Pooled Account managed by JPMorgan Chase
Bank, London, 2.837% (13)	1,645,127	1,645
State Street Bank and Trust Company of New Hampshire N.A.
Securities Lending Quality Trust units, 3.28% (13)	17,315,128	17,315
Total Securities Lending Collateral (Cost $18,960)		18,960
Total Investments in Securities
110.8% of Net Assets (Cost $186,991)		$201,424

‡	Denominated in U.S. dollars unless otherwise noted.
(1)	All or a portion of this security is on loan at March 31, 2008 -- total value of such securities at period-end amounts to $21,130. See Note 3.
(2)	Non-income producing
(3)	Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description.
The fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period-end amounts to $241 and represents 0.1% of net assets.
(4)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers -- total value of such securities at period end amounts to
$1,903 and represents 1.0% of net assets.
(5)	The issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. government.
(6)	All or a portion of this security is pledged to cover margin requirements on futures contracts at March 31, 2008.
(7)	Prerefunded date is used in determining portfolio maturity.
(8)	Insured by Financial Security Assurance Inc.
(9)	Insured by MBIA Insurance Corp.
(10)	Insured by AMBAC Assurance Corp.
(11)	SEC 30-day yield
(12)	Affiliated Companies
(13)	Seven-day yield
ADR	American Depository Receipts
ARM	Adjustable Rate Mortgage
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
CMO	Collateralized Mortgage Obligation
DKK	Danish Krone
DOT	Department of Transportation
EUR	Euro
GBP	British Pound
GDR	Global Depository Receipts
GDS	Global Depository Shares
GO	General Obligation
HKD	Hong Kong Dollar
IDA	Industrial Development Authority/Agency
IO	Interest Only security for which the fund receives interest on notional principal
INR	Indian Rupee

JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone
REIT	Real Estate Investment Trust
SEK	Swedish Krona
SGD	Singapore Dollar
STEP	Stepped coupon bond for which the coupon rate of interest will adjust on specified future date(s)
TBA	To Be Announced purchase commitment; TBAs totaled $700 (0.4% of net assets) at period-end - see Note 2.
TWD	Taiwan Dollar
VR	Variable Rate; rate shown is effective rate at period-end.

SWAPS 0.0%	NOTIONAL AMOUNT	VALUE

Credit Default Swaps 0.0%

Citigoup, Protection Bought (Relevant Credit: Time Warner
Cable, 5.85%, 5/1/17), Pay 2.23%, Receive upon credit
default, 6/20/13	(53,000)	(1)

Deutsche Bank, Protection Bought (Relevant Credit:
Halliburton Company, 5.50%, 10/15/10), Pay 0.46%, Receive
upon credit default, 6/20/13	(50,000)	—

Goldman Sachs, Protection Bought (Relevant Credit:
Autozone, 5.875%, 10/15/12), Pay 1.32%, Receive upon
credit default, 6/20/13	(25,000)	—

Goldman Sachs, Protection Sold (Relevant Credit: GE Capital
6.00%, 6/15/12), Receive 0.185%, Pay upon credit default
6/20/17	120,000	(9)

JPMorgan Chase, Protection Bought (Relevant Credit: Altria
Group, 7.00%, 11/4/13), Pay 0.55%, Receive upon credit
default, 12/20/14	(55,000)	1

JPMorgan Chase, Protection Bought (Relevant Credit: Time
Warner Cable, 5.85%, 5/1/17), Pay 2.12%, Receive upon
credit default, 6/20/13	(27,000)	—

JPMorgan Chase, Protection Bought (Relevant Credit: Walt
Disney Company, 5.625%, 9/15/16), Pay 0.80%, Receive
upon credit default, 6/20/13	(50,000)	(1)

JPMorgan Chase, Protection Sold (Relevant Credit: Merrill
Lynch, 5.00%, 1/15/15), Receive 1.60%, Pay upon credit
default, 12/20/08	26,000	—

JPMorgan Chase, Protection Sold (Relevant Credit: Reynolds
American, 7.625%, 6/1/16), Receive 1.12%, Pay upon credit
default, 12/20/14	55,000	(1)

Lehman Brothers, Protection Bought (Relevant Credit: CBS
Corporation, 4.625%, 5/15/18), Pay 2.66%, Receive upon
credit default, 6/20/13	(12,000)	—

Merrill Lynch, Protection Bought (Relevant Credit: CBS
Corporation, 4.625%, 5/15/18), Pay 1.27%, Receive upon
credit default, 6/20/13	(12,000)	1

Merrill Lynch, Protection Bought (Relevant Credit: Dow
Chemical, 6.00%, 10/1/12), Pay 0.46%, Receive upon credit
default, 12/20/12	(27,000)	—

Merrill Lynch, Protection Sold (Relevant Credit: Lehman
Brothers, 6.625%, 1/18/12), Receive 1.00%, Pay upon credit
default, 12/20/08	26,000	(1)

Total Swaps (Premium Paid/Received $0)		(11)

Open Futures Contracts at March 31, 2008 were as follows:
($ 000s)
		Contract	Unrealized
	Expiration	Value	Gain (Loss)
Long, 8 U.S. Treasury Note five year contrac
$12 par of 2.875% U.S. Treasury Notes
pledged as initial margin	6/08	$ 914	$ 14
Long, 13 U.S. Treasury Note ten year contra
$28 par of 2.875% U.S. Treasury Notes
pledged as initial margin	6/08	1,546	36
Net payments (receipts) of variation
margin to date			(45)
Variation margin receivable (payable)
on open futures contracts			$ 5

(12) Affiliated Companies
($000s)

The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

Purchase		Sales		Investment	Value
Affiliate	Cost	Cost		Income	3/31/08	12/31/07

T. Rowe Price
Institutional Emerging
Markets Equity Fund	$1,147	$ -		$-	$1,360	$ 295
T. Rowe Price
Institutional Floating
Rate Fund, 4.17%	160	-		1	160	*
T. Rowe Price
Institutional High
Yield Fund, 9.19%	112	-		111	5,440	5,650
T. Rowe Price
Institutional
International Bond
Fund, 4.23%	44	668		42	3,871	4,248
T. Rowe Price Reserve
Investment Fund, 3.29%	¤	¤		$49	$7,833	$6,600
Totals				$203	$18,664	$16,793

*	The issuer was not considered an affiliated company at December 31, 2007.
¤	Purchase and sale information not shown for cash management funds.

Other information for the period ended March 31, 2008 related to affiliated companies is as follows:

Investment in securities, at cost		$17,731
Dividend income		203
Interest income			-
Investment income		$203
Realized gain (loss) on securities		$-
Capital gain distributions from
mutual funds		$-

The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price Personal Strategy Balanced Portfolio
Unaudited	March 31, 2008
Notes To Portfolio of Investments

T. Rowe Price Equity Series, Inc. (the corporation), is registered under the Investment Company Act of 1940 (the 1940 Act). The Personal Strategy Balanced Portfolio (the fund), a diversified, open-end management investment company, is one portfolio established by the corporation. The fund seeks the highest total return over time consistent with an emphasis on both capital appreciation and income. Shares of the fund currently are offered only through certain insurance companies as an investment medium for both variable annuity contracts and variable life insurance policies.

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Basis of Preparation

The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management. Fund management believes that estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the Portfolio of Investments may differ from the value the fund receives upon sale of the securities.

Investment Transactions

Investment transactions are accounted for on the trade date.

Currency Translation

Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as quoted by a major bank. Purchases and sales of securities are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction.

New Accounting Pronouncement

On January 1, 2008, the fund adopted Statement of Financial Accounting Standards No. 157 (FAS 157), Fair Value Measurements. FAS 157 defines fair value, establishes the framework for measuring fair value, and expands the disclosures of fair value measurements in the financial statements. Adoption of FAS 157 did not have a material impact on the fund’s net assets or results of operations.

NOTE 2 – VALUATION

The fund’s investments are reported at fair value as defined under FAS 157. The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business.

Valuation Methods

Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made, except for OTC Bulletin Board securities, which are valued at the mean of the latest bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and asked prices for domestic securities and the last quoted sale price for international securities.

Debt securities are generally traded in the OTC market. Securities with original maturities of one year or more are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Securities with original maturities of less than one year generally use amortized cost in local currency to approximate fair value; however, if amortized cost is deemed not to reflect fair value, such securities are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service.

Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation. Financial futures contracts are valued at closing settlement prices. Swaps are valued at net present value of the contract as furnished by counterparties or by an independent pricing service.

Other investments, including restricted securities, and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund’s Board of Directors.

For valuation purposes, the last quoted prices of non-U.S. equity securities may be adjusted under the circumstances described below. If the fund determines that developments between the close of a foreign market and the close of the NYSE will, in its judgment, materially affect the value of some or all of its portfolio securities, the fund will adjust the previous closing prices to reflect what it believes to be the fair value of the securities as of the close of the NYSE. In deciding whether it is necessary to adjust closing prices to reflect fair value, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. A fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. The fund uses outside pricing services to provide it with closing prices and information to evaluate and/or adjust those prices. The fund cannot predict how often it will use closing prices and how often it will determine it necessary to adjust those prices to reflect fair value. As a means of evaluating its security valuation process, the fund routinely compares closing prices, the next day’s opening prices in the same markets, and adjusted prices.

Valuation Inputs

Various inputs are used to determine the value of the fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1	–	quoted prices in active markets for identical securities
Level 2	–	observable inputs other than Level 1 quoted prices (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, credit risk)
Level 3	–	unobservable inputs

Observable inputs are those based on market data obtained from sources independent of the fund, and unobservable inputs reflect the fund’s own assumptions based on the best information available. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, non-U.S. equity securities actively traded in foreign markets generally are reflected in Level 2 despite the availability of closing prices, because the fund evaluates and determines whether those closing prices reflect fair value at the close of the NYSE or require adjustment, as described above. The following table summarizes the fund’s investments, based on the inputs used to determine their values on March 31, 2008:

Valuation Inputs	Investments in	Foreign Currencies &
	Securities	Other Financial
		Instruments*
Level 1 – quoted prices	$119,178,000	$5,000
Level 2 – significant other observable inputs	82,005,000	(4,000)
Level 3 – significant unobservable inputs	241,000	0
Total	$201,424,000	$1,000

*	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures contracts, forward currency exchange contracts, written options, and swaps, which are presented following the Portfolio of Investments.

NOTE 3 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.

Restricted Securities

The fund may invest in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.

Futures Contracts

The fund may invest in futures contracts, which provide for the future sale by one party and purchase by another of a specified amount of a specific financial instrument at an agreed upon price, date, time, and place. Risks arise from possible illiquidity of the futures market and from movements in security values and/or interest rates.

Swaps

The fund may invest in credit default swaps under which it buys or sells protection against a defined-issuer credit event. Upon a defined-issuer credit event, the fund is required to either deliver the notional amount of the contract in cash and take delivery of the relevant credit or deliver cash approximately equal to the notional amount of the contract less market value of the relevant credit at the time of the credit event. Risks arise from the possible inability of counterparties to meet the terms of their agreements and from changes in creditworthiness of the relevant underlying issuer. In order to mitigate counterparty risk and subject to specific contractual arrangements, the fund may receive eligible security collateral from such counterparties upon unrealized gain amounts reaching certain thresholds. Eligible security collateral generally includes debt securities issued by the U.S. government or related agencies. At March 31, 2008, no such collateral was received.

TBA Purchase Commitments

The fund may enter into “to be announced” (TBA) purchase commitments, pursuant to which it agrees to purchase mortgage-backed securities for a fixed unit price, with payment and delivery at a scheduled future date beyond the customary settlement period for that security. With TBA transactions, the particular securities to be delivered are not identified at trade date; however, delivered securities must meet specified terms, including issuer, rate and mortgage term, and be within industry-accepted “good delivery” standards. The fund generally enters into TBAs with the intention of taking possession of the underlying mortgage securities. Until settlement, the fund maintains cash reserves and liquid assets sufficient to settle its TBAs.

Securities Lending

The fund lends its securities to approved brokers to earn additional income. It receives as collateral cash and U.S. government securities valued at 102% to 105% of the value of the securities on loan. Cash collateral is invested by the fund’s lending agent(s) in accordance with investment guidelines approved by fund management. Although risk is mitigated by the collateral, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities or if collateral investments decline in value. On March 31, 2008, the value of loaned securities was $21,130,000; aggregate collateral received included U.S. government securities valued at $2,542,000.

NOTE 4 - FEDERAL INCOME TAXES

At March 31, 2008, the cost of investments for federal income tax purposes was $186,991,000. Net unrealized gain aggregated $14,473,000 at period-end, of which $24,514,000 related to appreciated investments and $10,041,000 related to depreciated investments.

NOTE 5 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the T. Rowe Price Reserve Investment Funds), open-end management investment companies managed by T. Rowe Price Associates, Inc. (Price Associates), and considered affiliates of the fund. The T. Rowe Price Reserve Investment Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates and are not available for direct purchase by members of the public. The T. Rowe Price Reserve Investment Funds pay no investment management fees.

The fund may also invest in certain T. Rowe Price institutional funds (underlying institutional funds) as a means of gaining efficient and cost-effective exposure to certain markets. The underlying institutional funds are open-end management investment companies managed by Price Associates and/or T. Rowe Price International, Inc. (collectively, Price managers), and are considered affiliates of the fund. Each underlying institutional fund pays an all-inclusive management and administrative fee to its Price manager. To ensure that the fund does not incur duplicate fees, each Price manager has agreed to permanently waive a portion of its management fee charged to the fund, in an amount sufficient to fully offset the fees paid by the underlying institutional funds related to fund assets invested therein.

T. ROWE PRICE MID-CAP GROWTH PORTFOLIO
Unaudited		March 31, 2008
Portfolio of Investments ‡	Shares	Value
(Cost and value in $000s)

COMMON STOCKS 96.0%
CONSUMER DISCRETIONARY 17.1%
Auto Components 1.1%
WABCO	87,000	3,969
		3,969
Distributors 0.2%
LKQ Corporation (1)	38,000	854
		854
Hotels, Restaurants & Leisure 5.0%
Chipotle Mexican Grill, Class B (1)	37,000	3,592
Gaylord Entertainment (1)	62,000	1,878
International Game Technology	105,000	4,222
Marriott, Class A	99,000	3,402
Panera Bread, Class A (1)	13,000	544
PF Chang's China Bistro (1)	31,000	882
Pinnacle Entertainment (1)	56,000	717
The Cheesecake Factory (1)	64,000	1,394
Tim Hortons	58,000	1,975
		18,606
Household Durables 0.3%
Harman International	24,000	1,045
		1,045
Internet & Catalog Retail 2.3%
Amazon.com (1)	76,000	5,419
Expedia (1)	149,000	3,261
		8,680
Media 3.8%
Cablevision, Class A (1)	98,000	2,100
Clear Channel Outdoor, Class A (1)	110,000	2,091
Discovery Holding, Class A (1)	142,000	3,013
DreamWorks Animation, Class A (1)	50,000	1,289
Lamar Advertising (1)	124,000	4,456
XM Satellite Radio, Class A (1)	127,000	1,476
		14,425
Specialty Retail 4.4%
Bed Bath & Beyond (1)	104,000	3,068
Best Buy	36,000	1,493
CarMax (1)	158,000	3,068
J. Crew (1)	53,000	2,341
O'Reilly Automotive (1)	98,000	2,795
PetSmart	134,000	2,739
Williams-Sonoma	37,000	897
		16,401
Textiles, Apparel & Luxury Goods 0.0%
Under Armour (1)	3,100	113
		113
Total Consumer Discretionary		64,093
CONSUMER STAPLES 1.4%
Beverages 0.1%
Cott (1)	62,000	218
		218
Food & Staples Retailing 1.3%
Shoppers Drug Mart (CAD)	43,000	2,173
Whole Foods Market	86,000	2,835
		5,008
Total Consumer Staples		5,226
ENERGY 10.1%
Energy Equipment & Services 4.5%
BJ Services	137,000	3,906
Cameron International (1)	32,000	1,332
FMC Technologies (1)	49,000	2,788
Smith International	105,000	6,744
TETRA Technologies (1)	71,000	1,125
Trican Well Service (CAD)	37,000	774
		16,669
Oil, Gas & Consumable Fuels 5.6%
CNX Gas (1)	83,100	2,682
CONSOL Energy	47,000	3,252
EOG Resources	49,000	5,880
Murphy Oil	51,000	4,189
Peabody Energy	26,000	1,326
SandRidge Energy (1)	19,000	744
XTO Energy	50,000	3,093
		21,166

Total Energy		37,835
FINANCIALS 6.4%

Capital Markets 2.9%
Affiliated Managers Group (1)	20,000	1,815
Ameriprise Financial	49,000	2,541
Eaton Vance	99,000	3,020
Och-Ziff Capital Management	68,000	1,428
Raymond James Financial	19,000	437
TD Ameritrade (1)	85,000	1,403
		10,644
Commercial Banks 0.2%
SVB Financial Group (1)	15,000	654
		654
Diversified Financial Services 0.4%
Interactive Brokers, Class A (1)	62,000	1,591
		1,591
Insurance 2.4%
Assurant	44,000	2,678
Axis Capital Holdings	87,000	2,956
Philadelphia Consolidated (1)	49,000	1,578
Principal Financial Group	33,000	1,839
		9,051
Real Estate Management & Development 0.5%
St. Joe	46,000	1,975
		1,975

Total Financials		23,915

HEALTH CARE 15.9%

Biotechnology 4.1%
Alexion Pharmaceuticals (1)	16,000	949
Alkermes (1)	90,000	1,069
Amylin Pharmaceuticals (1)	43,000	1,256
BioMarin Pharmaceutical (1)	25,000	884
Cephalon (1)	68,000	4,379
Gilead Sciences (1)	8,000	412
Human Genome Sciences (1)	123,000	725
ImClone Systems (1)	2,000	85
Medarex (1)	54,000	478
Millennium Pharmaceuticals (1)	62,000	959
Myriad Genetics (1)	25,000	1,007
OSI Pharmaceuticals (1)	29,000	1,084
Theravance (1)	49,000	516
Vertex Pharmaceuticals (1)	74,000	1,768
		15,571
Health Care Equipment & Supplies 2.5%
C.R. Bard	31,000	2,989
Edwards Lifesciences (1)	87,000	3,876
Gen-Probe (1)	31,000	1,494
ResMed (1)	24,000	1,012
		9,371
Health Care Providers & Services 2.6%
Community Health System (1)	39,000	1,309
Coventry Health Care (1)	37,000	1,493
DaVita (1)	13,000	621
Health Net (1)	49,000	1,509
Henry Schein (1)	49,000	2,813
Laboratory Corporation of America (1)	25,000	1,842
		9,587
Health Care Technology 0.5%
Cerner (1)	53,000	1,976
		1,976
Life Sciences Tools & Services 4.1%
Affymetrix (1)	86,000	1,497
Applera	85,000	2,793
Illumina (1)	36,000	2,733
Millipore (1)	43,000	2,899
Qiagen NV (1)	123,000	2,558
Waters Corporation (1)	49,000	2,729
		15,209
Pharmaceuticals 2.1%
Barr Pharmaceuticals (1)	2,000	97
Elan, ADR (1)	182,000	3,796
Sepracor (1)	39,000	761
Valeant Pharmaceuticals (1)	107,000	1,373
Warner Chilcott (1)	107,000	1,926
		7,953
Total Health Care		59,667
INDUSTRIALS & BUSINESS SERVICES 14.1%
Aerospace & Defense 2.8%
Alliant Techsystems (1)	37,000	3,830
Harris	37,000	1,796
Rockwell Collins	87,000	4,972
		10,598
Air Freight & Logistics 0.3%
UTi Worldwide	66,000	1,325
		1,325
Airlines 0.9%
Southwest Airlines	273,000	3,385
		3,385
Commercial Services & Supplies 1.8%
IHS (1)	30,000	1,930
Manpower	51,000	2,869
Robert Half International	73,000	1,879
		6,678
Construction & Engineering 0.8%
Quanta Services (1)	128,000	2,966
		2,966
Electrical Equipment 1.7%
AMETEK	142,000	6,235
		6,235
Industrial Conglomerates 2.0%
Roper Industries	127,000	7,549
		7,549
Machinery 2.6%
Danaher	23,000	1,749
IDEX	104,000	3,192
ITT	55,000	2,850
Oshkosh	59,000	2,140
		9,931
Trading Companies & Distributors 1.2%
Fastenal	58,000	2,664
MSC Industrial Direct	41,000	1,732
		4,396
Total Industrials & Business Services		53,063
INFORMATION TECHNOLOGY 24.3%
Communications Equipment 2.5%
Ciena (1)	61,000	1,881
JDS Uniphase (1)	195,000	2,611
Juniper Networks (1)	201,000	5,025
		9,517
Computers & Peripherals 1.0%
Seagate Technology	171,000	3,581
		3,581
Electronic Equipment & Instruments 2.8%
Dolby Laboratories, Class A (1)	74,000	2,683
FLIR Systems (1)	177,000	5,326
Jabil Circuit	167,000	1,580
Sunpower (1)	12,000	894
		10,483
Internet Software & Services 2.1%
CNET Networks (1)	128,000	909
Monster Worldwide (1)	93,000	2,252
VeriSign (1)	144,299	4,796
		7,957
IT Services 6.4%
DST Systems (1)	74,000	4,865
Fiserv (1)	74,000	3,559
Global Payments	105,000	4,343
Iron Mountain (1)	112,000	2,961
Saic (1)	221,000	4,108
Western Union	194,000	4,126
		23,962
Semiconductor & Semiconductor Equipment 5.7%
Altera	175,000	3,225
Intersil, Class A	111,000	2,849
Marvell Technology Group (1)	202,000	2,198
Microchip Technology	98,000	3,207
ON Semiconductor (1)	257,000	1,460
PMC-Sierra (1)	261,000	1,488
Teradyne (1)	161,000	2,000
Varian Semiconductor Equipment (1)	48,000	1,351
Xilinx	148,000	3,515
		21,293
Software 3.8%
Amdocs (1)	122,000	3,460
Autodesk (1)	68,000	2,140
FactSet Research Systems	9,000	485
Jack Henry & Associates	76,000	1,875
McAfee (1)	87,000	2,879
Red Hat (1)	130,000	2,391
Salesforce.com (1)	18,000	1,041
		14,271
Total Information Technology		91,064
MATERIALS 1.6%
Metals & Mining 1.6%
Agnico-Eagle Mines	59,000	3,995
Teck Cominco, Class B	54,000	2,212
Total Materials		6,207
TELECOMMUNICATION SERVICES 4.1%
Wireless Telecommunication Services 4.1%
American Tower Systems, Class A (1)	99,000	3,882
Crown Castle International (1)	109,000	3,759
Leap Wireless International (1)	68,000	3,169
MetroPCS Communications (1)	98,000	1,666
Rogers Communications, Class B	50,000	1,796
SBA Communications (1)	38,000	1,134
Total Telecommunication Services		15,406
UTILITIES 1.0%
Independent Power Producers & Energy Traders 1.0%
Dynegy, Class A (1)	296,000	2,336
Reliant Energy (1)	62,000	1,466
Total Utilities		3,802

Total Common Stocks (Cost $296,874)		360,278
PREFERRED STOCKS 0.0%
INFORMATION TECHNOLOGY 0.0%
Internet Software & Services 0.0%
Bill Me Later, Acquisition Date: 8/16/07
Acquisition Cost $181 (1)(2)	5,000	181
Total Preferred Stocks (Cost $181)		181
SHORT-TERM INVESTMENTS 3.7%
Money Market Funds 3.7%
T. Rowe Price Government Reserve
Investment Fund, 1.35% (3)(4)	13,715,398	13,715
Total Short-Term Investments (Cost $13,715)		13,715
Total Investments in Securities
99.7% of Net Assets (Cost $310,770)		$374,174

‡	Denominated in U.S. dollars unless otherwise noted.
(1)	Non-income producing
(2)	Security cannot be offered for public resale without first being registered under the
Securities Act of 1933 and related rules ("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period-end amounts to $181 and represents 0.0% of net assets.
(3)	Seven-day yield
(4)	Affiliated Companies
ADR	American Depository Receipts
CAD	Canadian Dollar

(4) Affiliated Companies
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

Purchase		Sales		Investment	Value
Affiliate	Cost	Cost		Income	3/31/08	12/31/07

T. Rowe Price
Government Reserve
Investment Fund, 1.35%	¤	¤		$ 120	$13,715	$21,651

Totals				$120	$13,715	$21,651

¤ Purchase and sale information not shown for cash management funds.

Other information for the period ended March 31, 2008 related to affiliated companies is as follows:

Investment in securities, at cost		$13,715
Dividend income		120
Interest income			-
Investment income		$120
Realized gain (loss) on securities			$-
Capital gain distributions from
mutual funds			$-

The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price Mid-Cap Growth Portfolio
Unaudited	March 31, 2008
Notes To Portfolio of Investments

T. Rowe Price Equity Series, Inc. (the corporation), is registered under the Investment Company Act of 1940 (the 1940 Act). The Mid-Cap Growth Portfolio (the fund), a diversified, open-end management investment company, is one portfolio established by the corporation. The fund seeks to provide long-term capital appreciation by investing in mid-cap stocks with potential for above-average earnings growth.

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Basis of Preparation

The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management. Fund management believes that estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the Portfolio of Investments may differ from the value the fund receives upon sale of the securities.

Investment Transactions

Investment transactions are accounted for on the trade date.

Currency Translation

Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as quoted by a major bank. Purchases and sales of securities are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction.

New Accounting Pronouncement

On January 1, 2008, the fund adopted Statement of Financial Accounting Standards No. 157 (FAS 157), Fair Value Measurements. FAS 157 defines fair value, establishes the framework for measuring fair value, and expands the disclosures of fair value measurements in the financial statements. Adoption of FAS 157 did not have a material impact on the fund’s net assets or results of operations.

NOTE 2 – VALUATION

The fund’s investments are reported at fair value as defined under FAS 157. The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business.

Valuation Methods

Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made, except for OTC Bulletin Board securities, which are valued at the mean of the latest bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and asked prices for domestic securities and the last quoted sale price for international securities.

Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation.

Other investments, including restricted securities, and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund’s Board of Directors.

For valuation purposes, the last quoted prices of non-U.S. equity securities may be adjusted under the circumstances described below. If the fund determines that developments between the close of a foreign market and the close of the NYSE will, in its judgment, materially affect the value of some or all of its portfolio securities, the fund will adjust the previous closing prices to reflect what it believes to be the fair value of the securities as of the close of the NYSE. In deciding whether it is necessary to adjust closing prices to reflect fair value, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. A fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. The fund uses outside pricing services to provide it with closing prices and information to evaluate and/or adjust those prices. The fund cannot predict how often it will use closing prices and how often it will determine it necessary to adjust those prices to reflect fair value. As a means of evaluating its security valuation process, the fund routinely compares closing prices, the next day’s opening prices in the same markets, and adjusted prices.

Valuation Inputs

Various inputs are used to determine the value of the fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1	–	quoted prices in active markets for identical securities
Level 2	–	observable inputs other than Level 1 quoted prices (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, credit risk)
Level 3	–	unobservable inputs

Observable inputs are those based on market data obtained from sources independent of the fund, and unobservable inputs reflect the fund’s own assumptions based on the best information available. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, non-U.S. equity securities actively traded in foreign markets generally are reflected in Level 2 despite the availability of closing prices, because the fund evaluates and determines whether those closing prices reflect fair value at the close of the NYSE or require adjustment, as described above. The following table summarizes the fund’s investments, based on the inputs used to determine their values on March 31, 2008:

Valuation Inputs	Investments in
Securities
Level 1 – quoted prices	$357,331,000
Level 2 – significant other observable inputs	16,662,000
Level 3 – significant unobservable inputs	181,000
Total	$374,174

NOTE 3 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.

Restricted Securities

The fund may invest in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.

NOTE 4 - FEDERAL INCOME TAXES

At March 31, 2008, the cost of investments for federal income tax purposes was $310,770,000. Net unrealized gain aggregated $63,405,000 at period-end, of which $94,007,000 related to appreciated investments and $30,602,000 related to depreciated investments.

NOTE 5 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the T. Rowe Price Reserve Investment Funds), open-end management investment companies managed by T. Rowe Price Associates, Inc. (Price Associates), and considered affiliates of the fund. The T. Rowe Price Reserve Investment Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates and are not available for direct purchase by members of the public. The T. Rowe Price Reserve Investment Funds pay no investment management fees.

T. ROWE PRICE HEALTH SCIENCES PORTFOLIO
Unaudited		March 31, 2008
Portfolio of Investments ‡	Shares	Value
(Cost and value in $000s)

COMMON STOCKS 99.2%

BIOTECHNOLOGY 31.5%

Major Biotechnology 18.7%
Alkermes (1)	13,870	165
Allos Therapeutics (1)	9,000	55
Amgen (1)(2)	3,900	163
Array BioPharma (1)	2,300	16
Biogen Idec (1)(2)	1,000	62
Celgene (1)(2)	5,206	319
Cephalon (1)(2)	5,930	382
CV Therapeutics (1)	2,100	15
Genentech (1)(2)	5,320	432
Gilead Sciences (1)(2)	22,200	1,144
Human Genome Sciences (1)	5,980	35
ImClone Systems (1)(2)	2,820	119
Medicines Company (1)	13,700	277
Millennium Pharmaceuticals (1)	9,100	140
Neurocrine Biosciences (1)	7,661	41
OSI Pharmaceuticals (1)(2)	6,946	260
Renovo Group (GBP) (1)	32,000	23
Seattle Genetics (1)	8,200	74
Sepracor (1)	4,800	94
United Therapeutics (1)(2)	1,000	87
Vertex Pharmaceuticals (1)	8,700	208
		4,111
Other Biotechnology 12.8%
Acadia Pharmaceuticals (1)	6,800	62
Acorda Therapeutics (1)	3,200	57
Alexion Pharmaceutical (1)(2)	11,220	665
Alexza Pharmaceuticals (1)	3,500	24
Altus Pharmaceuticals (1)	4,100	19
Amylin Pharmaceuticals (1)(2)	4,490	131
BioCryst Pharmaceuticals (1)(2)	6,800	31
Biodel (1)	4,800	52
BioMarin Pharmaceutical (1)(2)	12,200	431
Cardiome Pharma (1)	2,800	23
Cell Genesys (1)	2,700	6
Combinatorx (1)	4,300	15
Cougar Biotechnology (1)	5,800	122
Cubist Pharmaceuticals (1)	8,100	149
deCode genetics (1)	7,600	12
Exelixis (1)	7,300	51
Favrille (1)	5,600	9
Favrille, Warrants, 3/6/11
Acquisition Date: 3/10/06, Acquisition Cost $0 (1)(3)	1,015	—
Incyte (1)	23,100	243
Infinity Pharmaceuticals (1)	3,725	23
Mannkind, Warrants, 8/5/10
Acquisition Date: 8/5/05, Acquisition Cost $0 (1)(3)	900	—
Map Pharmaceuticals (1)	800	11
Maxygen (1)	3,500	23
Medarex (1)	800	7
Myriad Genetics (1)	900	36
ONYX Pharmaceuticals (1)	7,500	218
Orexigen Therapeutics (1)	2,800	29
Panacos Pharmaceuticals (1)	2,400	2
Pharmasset (1)	6,200	112
Poniard Pharmaceuticals (1)	7,200	24
Poniard Pharmaceuticals Bridge, Warrants, 1/31/11
Acquisition Date: 2/3/06-4/26/06, Acquisition Cost $0 (1)(3)	5,999	—
Progenics Pharmaceuticals (1)	700	5
Regeneron Pharmaceuticals (1)	3,500	67
Rigel Pharmaceuticals (1)	2,300	43
Tercica (1)	8,800	50
Theravance (1)	5,200	55
Transition Therapeutics (1)	744	8
ViroPharma (1)	300	3
		2,818

Total Biotechnology		6,929
LIFE SCIENCES 7.1%

Life Sciences 7.1%
Affymetrix (1)	2,500	43
Applera	2,700	89
Bruker (1)	2,800	43
Charles River Laboratories (1)	5,100	301
Covance (1)(2)	2,800	232
Dyadic International (1)	2,900	1
Dyadic International, Warrants, 5/30/10
Acquisition Date: 12/1/06, Acquisition Cost $0 (1)(3)	400	—
Gen-Probe (1)	2,200	106
Home Diagnostics (1)	2,000	14
Illumina (1)	3,900	296
Immucor (1)	6,950	148
Invitrogen (1)(2)	800	68
Nanosphere (1)	200	2
Qiagen NV (1)	4,200	87
Symyx Technologies (1)	4,800	36
Waters Corporation (1)	1,500	84
Total Life Sciences		1,550
PHARMACEUTICALS 22.1%

European Major - Pharmaceutical 1.6%
Bayer AG (EUR)	1,278	102
Merck KGAA (EUR)	1,277	158
Stada Arzneimittel (EUR)	1,143	84
		344
Major Pharmaceuticals 20.5%
A&D Pharma Holding, GDR (EUR)	4,826	53
Abbott Laboratories	2,300	127
Alcon (2)	1,420	202
Allergan (2)	2,600	147
Barr Pharmaceuticals (1)	3,000	145
Basilea Pharmaceutica (CHF) (1)	305	45
Bristol Myers Squibb	4,200	89
Cadence Pharmaceuticals (1)	900	5
Chugai Pharmaceutical (JPY)	8,800	99
Elan, ADR (1)(2)	18,700	390
Eli Lilly (2)	2,300	119
Forest Laboratories (1)	700	28
GlaxoSmithKline Pharmaceuticals (INR) (1)	2,331	61
Ipsen (EUR)	2,396	136
Johnson & Johnson	1,280	83
Merck	8,000	304
Monsanto (2)	2,820	314
Mylan	200	2
Novo Nordisk, Series B (DKK)	1,250	86
Roche Holding - Genusscheine (CHF)	1,927	363
Sawai Pharmaceutical (JPY)	1,600	78
Schering-Plough (2)	12,415	179
Shire (GBP)	3,142	61
Shire, ADR	3,100	180
Simcere Pharmaceutical, ADR (1)	2,300	24
Takeda Pharmaceutical (JPY)	700	35
Teva Pharmaceutical, ADR (2)	7,739	358
Towa Pharmaceutical (JPY)	2,000	85
UCB (EUR)	1,858	65
Valeant Pharmaceuticals (1)	7,800	100
Warner Chilcott (1)	3,300	59
Wyeth	6,854	286
Xenoport (1)(2)	5,100	206
		4,514
Specialty Pharmaceuticals 0.0%
AMAG Pharmaceuticals (1)(2)	200	8
		8

Total Pharmaceuticals		4,866
PRODUCTS & DEVICES 16.8%

Implants 13.1%
ArthroCare (1)	3,200	107
Baxter International (2)	5,300	306
Becton, Dickinson & Company	1,100	94
Boston Scientific (1)	6,000	77
C.R. Bard	1,900	183
Covidien	5,100	226
Dentsply International	3,200	124
Edwards Lifesciences (1)	2,000	89
EPIX Pharmaceuticals (1)	4,700	7
Intuitive Surgical (1)(2)	780	253
Medtronic	3,800	184
Micrus Endovascular (1)	2,100	26
Mindray Medical International, ADR	1,500	43
Nobel Biocare (CHF)	440	103
ResMed (1)(2)	2,200	93
Sonova Holding (CHF)	459	42
St. Jude Medical (1)	6,700	289
Stereotaxis (1)(2)	13,292	79
Stryker (2)	3,800	247
Wright Medical Group (1)	2,500	60
Zimmer Holdings (1)(2)	3,030	236
		2,868
Other Products & Devices 3.7%
Conceptus (1)	11,900	221
Essilor International (EUR)	2,043	134
Hologic (1)	1,024	57
IDEXX Laboratories (1)	1,400	69
Insulet (1)	1,000	14
Masimo (1)	1,100	29
Millipore (1)	1,500	101
Stericycle (1)	2,000	103
TomoTherapy (1)	5,900	85
		813

Total Products & Devices		3,681
SERVICES 21.7%

Distribution 8.2%
Cardinal Health (2)	3,100	163
China Nepstar Chain Drugstore, ADR (1)	700	9
CVS Caremark (2)	13,958	565
Express Scripts (1)	1,800	116
HealthExtras (1)	3,700	92
Henry Schein (1)(2)	4,400	253
McKesson	4,800	251
Medco (1)	200	9
Omnicare	500	9
Profarma Distribuidora (BRL)	7,900	132
Shoppers Drug Mart (CAD)	1,000	51
Walgreen (2)	4,000	152
		1,802
Information 0.5%
Cerner (1)(2)	1,500	56
Vital Images (1)	4,700	69
		125
Other Services 1.5%
Diagnosticos Da America (BRL)	900	18
Laboratory Corporation of America (1)(2)	3,400	251
Matria Healthcare (1)	700	16
Nighthawk Radiology (1)(2)	2,600	24
Virtual Radiologic (1)	1,000	15
		324
Payors 8.3%
Aetna	6,400	269
AMERIGROUP (1)	5,800	158
Assurant (2)	3,400	207
Centene (1)	5,600	78
CIGNA (2)	5,880	239
Coventry Health Care (1)	2,550	103
E-Health (1)	3,000	66
Health Net (1)	3,900	120
Humana (1)(2)	3,400	153
Medial Saude SA (BRL) (1)	6,500	61
Tempo Participacoes (BRL) (1)	15,300	45
Triple S Management, Class B (1)	4,800	85
WellPoint (1)(2)	5,320	235
		1,819
Providers 3.2%
Bangkok Dusit Medical Services (THB)	58,100	59
Community Health System (1)(2)	3,300	111
DaVita (1)	2,300	110
Fresenius (EUR)	1,400	119
Healthways (1)(2)	2,200	78
LifePoint Hospitals (1)(2)	2,300	63
National Medical Health Card (1)	3,000	30
Psychiatric Solutions (1)(2)	1,800	61
Sunrise Senior Living (1)	3,200	71
		702
Total Services		4,772
Total Common Stocks (Cost $19,685)		21,798
SHORT-TERM INVESTMENTS 3.0%
Money Market Funds 3.0%
T. Rowe Price Reserve Investment Fund, 3.29%, (4)(5)	646,281	646
Total Short-Term Investments (Cost $646)		646
Total Investments in Securities
102.2% of Net Assets (Cost $20,331)		$22,444

‡	Denominated in U.S. dollars unless otherwise noted.
(1)	Non-income producing
(2)	All or a portion of this security is pledged to cover written call options at March 31,
2008.
(3)	Security cannot be offered for public resale without first being registered under the
Securities Act of 1933 and related rules ("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period-end amounts to $0 and represents
0.0% of net assets.
(4)	Seven-day yield
(5)	Affiliated Companies
ADR	American Depository Receipts
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro
GBP	British Pound
GDR	Global Depository Receipts
INR	Indian Rupee
JPY	Japanese Yen
THB	Thai Baht

OPTIONS WRITTEN (2.4)%
Abbott Laboratories, Put, 5/17/08 @ $60.00 (1)	(100)	(1)
Abbott Laboratories, Put, 1/17/09 @ $60.00 (1)	(200)	(2)
Aetna, Put, 1/17/09 @ $55.00 (1)	(300)	(4)
Aetna, Put, 1/17/09 @ $60.00 (1)	(200)	(4)
Affymetrix, Put, 1/17/09 @ $30.00 (1)	(300)	(4)
Alcon, Call, 1/17/09 @ $170.00 (1)	(100)	(1)
Alcon, Put, 1/17/09 @ $140.00 (1)	(300)	(4)
Alexion Pharmaceutical, Call, 5/17/08 @ $70.00 (1)	(200)	—
Alexion Pharmaceutical, Call, 4/19/08 @ $75.00 (1)	(300)	—
Alexion Pharmaceutical, Call, 5/17/08 @ $90.00 (1)	(500)	—
Alexion Pharmaceutical, Put, 1/17/09 @ $50.00 (1)	(100)	(1)
Alexion Pharmaceutical, Put, 4/19/08 @ $60.00 (1)	(200)	(1)
Alexion Pharmaceutical, Put, 5/17/08 @ $65.00 (1)	(300)	(2)
Alexion Pharmaceutical, Put, 8/16/08 @ $65.00 (1)	(400)	(5)
Alexion Pharmaceutical, Put, 1/17/09 @ $65.00 (1)	(300)	(4)
Alexion Pharmaceutical, Put, 5/17/08 @ $70.00 (1)	(500)	(6)
Alexion Pharmaceutical, Put, 1/17/09 @ $70.00 (1)	(200)	(3)
Alexion Pharmaceutical, Put, 5/17/08 @ $75.00 (1)	(100)	(2)
Alkermes, Put, 1/17/09 @ $20.00 (1)	(300)	(2)
Allergan, Call, 7/19/08 @ $65.00 (1)	(800)	(1)
Allergan, Call, 1/17/09 @ $70.00 (1)	(300)	(1)
Allergan, Put, 1/17/09 @ $65.00 (1)	(300)	(3)
AMAG Pharmaceuticals, Call, 8/16/08 @ $45.00 (1)	(200)	(1)
Amgen, Call, 7/19/08 @ $50.00 (1)	(1,300)	(1)
Amgen, Call, 1/17/09 @ $50.00 (1)	(1,000)	(2)
Amgen, Call, 1/17/09 @ $60.00 (1)	(1,400)	(1)
Amgen, Put, 1/17/09 @ $35.00 (1)	(100)	—

Amylin Pharmaceuticals, Call, 7/19/08 @ $35.00 (1)	(1,000)	(2)
Amylin Pharmaceuticals, Put, 1/17/09 @ $30.00 (1)	(200)	(1)
Amylin Pharmaceuticals, Put, 7/19/08 @ $35.00 (1)	(100)	(1)
Amylin Pharmaceuticals, Put, 1/17/09 @ $35.00 (1)	(100)	(1)
Amylin Pharmaceuticals, Put, 1/17/09 @ $40.00 (1)	(100)	(1)
ArthroCare, Put, 9/20/08 @ $40.00 (1)	(100)	(1)
ArthroCare, Put, 6/21/08 @ $55.00 (1)	(400)	(9)
ArthroCare, Put, 6/21/08 @ $60.00 (1)	(400)	(11)
Assurant, Call, 1/17/09 @ $70.00 (1)	(1,000)	(4)
Assurant, Call, 1/17/09 @ $80.00 (1)	(300)	—
Assurant, Put, 1/17/09 @ $70.00 (1)	(700)	(9)
Baxter International, Call, 8/16/08 @ $65.00 (1)	(500)	(1)
Baxter International, Call, 5/17/08 @ $70.00 (1)	(1,000)	—
Baxter International, Call, 1/17/09 @ $70.00 (1)	(800)	(1)
Baxter International, Put, 8/16/08 @ $65.00 (1)	(100)	(1)
Baxter International, Put, 1/17/09 @ $65.00 (1)	(500)	(5)
Becton, Dickinson & Company, Put, 6/21/08 @ $85.00 (1)	(200)	(1)
BioCryst Pharmaceutical, Call, 6/21/08 @ $5.00 (1)	(900)	(1)
Biogen Idec, Call, 7/19/08 @ $60.00 (1)	(500)	(3)
Biogen Idec, Put, 7/19/08 @ $55.00 (1)	(100)	—
Biogen Idec, Put, 1/17/09 @ $55.00 (1)	(200)	(1)
Biogen Idec, Put, 4/19/08 @ $75.00 (1)	(500)	(7)
BioMarin Pharmaceutical, Call, 4/19/08 @ $40.00 (1)	(500)	—
BioMarin Pharmaceutical, Call, 4/19/08 @ $45.00 (1)	(700)	—
BioMarin Pharmaceutical, Put, 1/17/09 @ $25.00 (1)	(500)	(1)
BioMarin Pharmaceutical, Put, 4/19/08 @ $40.00 (1)	(100)	—
BioMarin Pharmaceutical, Put, 1/17/09 @ $40.00 (1)	(300)	(3)
Boston Scientific, Put, 1/17/09 @ $12.50 (1)	(300)	(1)
C.R. Bard, Put, 1/17/09 @ $80.00 (1)	(200)	(1)

C.R. Bard, Put, 1/17/09 @ $100.00 (1)	(100)	(1)
Cardinal Health, Call, 9/20/08 @ $60.00 (1)	(100)	—
Cardinal Health, Call, 9/20/08 @ $65.00 (1)	(1,000)	(1)
Cardinal Health, Call, 1/17/09 @ $70.00 (1)	(500)	—
Cardinal Health, Put, 9/20/08 @ $60.00 (1)	(300)	(3)
Cardinal Health, Put, 1/17/09 @ $70.00 (1)	(200)	(4)
Celgene, Call, 7/19/08 @ $60.00 (1)	(300)	(2)
Celgene, Call, 7/19/08 @ $65.00 (1)	(300)	(1)
Celgene, Call, 1/17/09 @ $70.00 (1)	(500)	(3)
Celgene, Call, 7/19/08 @ $75.00 (1)	(700)	(1)
Celgene, Put, 1/17/09 @ $50.00 (1)	(200)	(1)
Celgene, Put, 7/19/08 @ $55.00 (1)	(200)	(1)
Celgene, Put, 7/19/08 @ $60.00 (1)	(200)	(1)
Celgene, Put, 1/17/09 @ $70.00 (1)	(200)	(3)
Cephalon, Call, 5/17/08 @ $70.00 (1)	(500)	(1)
Cephalon, Call, 5/17/08 @ $85.00 (1)	(500)	—
Cephalon, Put, 1/17/09 @ $60.00 (1)	(100)	(1)
Cephalon, Put, 1/17/09 @ $70.00 (1)	(300)	(3)
Cephalon, Put, 5/17/08 @ $75.00 (1)	(300)	(3)
Cephalon, Put, 1/17/09 @ $80.00 (1)	(300)	(5)
Cerner, Call, 6/21/08 @ $45.00 (1)	(1,000)	(1)
Cerner, Put, 1/17/09 @ $60.00 (1)	(100)	(2)
Charles River Laboratories, Put, 5/17/08 @ $65.00 (1)	(300)	(2)
Charles River Laboratories, Put, 1/17/09 @ $65.00 (1)	(100)	(1)
Charles River Laboratories, Put, 1/17/09 @ $0.00 (1)	(100)	(1)
CIGNA, Call, 1/17/09 @ $60.00 (1)	(700)	(1)
CIGNA, Put, 1/17/09 @ $40.00 (1)	(300)	(1)
CIGNA, Put, 1/17/09 @ $50.00 (1)	(200)	(2)
CIGNA, Put, 1/17/09 @ $55.00 (1)	(200)	(3)

CIGNA, Put, 1/17/09 @ $60.00 (1)	(300)	(6)
Community Health Systems, Call, 9/20/08 @ $35.00 (1)	(800)	(2)
Community Health Systems, Call, 6/21/08 @ $40.00 (1)	(1,000)	—
Community Health Systems, Put, 9/20/08 @ $35.00 (1)	(400)	(2)
Community Health Systems, Put, 1/17/09 @ $35.00 (1)	(100)	(1)
Covance, Call, 5/17/08 @ $85.00 (1)	(800)	(2)
Covance, Call, 1/17/09 @ $90.00 (1)	(500)	(3)
Covance, Call, 5/17/08 @ $105.00 (1)	(1,000)	—
Covance, Put, 1/17/09 @ $80.00 (1)	(300)	(2)
Covance, Put, 1/17/09 @ $90.00 (1)	(100)	(1)
Coventry Health Care, Put, 1/17/09 @ $50.00 (1)	(100)	(1)
Covidien, Put, 7/19/08 @ $40.00 (1)	(300)	—
Covidien, Put, 7/19/08 @ $45.00 (1)	(100)	—
Cubist Pharmaceuticals, Put, 1/17/09 @ $20.00 (1)	(400)	(1)
CVS Caremark, Call, 5/17/08 @ $40.00 (1)	(1,500)	(3)
CVS Caremark, Call, 1/17/09 @ $45.00 (1)	(700)	(2)
CVS Caremark, Put, 5/17/08 @ $40.00 (1)	(200)	—
CVS Caremark, Put, 1/17/09 @ $45.00 (1)	(600)	(4)
CVS Caremark, Put, 1/17/09 @ $40.00 (1)	(300)	(1)
DaVita, Put, 1/17/09 @ $50.00 (1)	(100)	(1)
Dentsply International, Put, 4/19/08 @ $45.00 (1)	(300)	(2)
Dentsply International, Put, 7/19/08 @ $45.00 (1)	(100)	(1)
Dentsply International, Put, 1/17/09 @ $45.00 (1)	(500)	(4)
Elan, Call, 4/19/08 @ $21.00 (1)	(1,500)	(2)
Elan, Call, 7/19/08 @ $35.00 (1)	(600)	—
Elan, Put, 1/17/09 @ $22.50 (1)	(500)	(3)
Eli Lilly, Call, 4/19/08 @ $55.00 (1)	(300)	—
Eli Lilly, Call, 7/19/08 @ $55.00 (1)	(500)	(1)
Eli Lilly, Call, 7/19/08 @ $60.00 (1)	(300)	—

Eli Lilly, Put, 4/19/08 @ $50.00 (1)	(400)	—
Eli Lilly, Put, 7/19/08 @ $50.00 (1)	(300)	(1)
Eli Lilly, Put, 1/17/09 @ $50.00 (1)	(300)	(1)
Express Scripts, Put, 1/17/09 @ $65.00 (1)	(300)	(2)
Gen-Probe, Put, 1/17/09 @ $50.00 (1)	(200)	(1)
Genentech, Call, 6/21/08 @ $85.00 (1)	(800)	(2)
Genentech, Put, 1/17/09 @ $70.00 (1)	(200)	(1)
Genentech, Put, 6/21/08 @ $75.00 (1)	(200)	—
Genzyme, Put, 1/17/09 @ $75.00 (1)	(100)	(1)
Gilead Sciences, Call, 8/16/08 @ $52.50 (1)	(400)	(2)
Gilead Sciences, Call, 8/16/08 @ $57.50 (1)	(500)	(1)
Gilead Sciences, Put, 1/17/09 @ $42.50 (1)	(100)	—
Gilead Sciences, Put, 8/16/08 @ $45.00 (1)	(400)	(1)
Gilead Sciences, Put, 1/17/09 @ $45.00 (1)	(300)	(1)
Gilead Sciences, Put, 8/16/08 @ $47.50 (1)	(200)	(1)
Gilead Sciences, Put, 1/17/09 @ $47.50 (1)	(100)	—
Gilead Sciences, Put, 5/17/08 @ $50.00 (1)	(200)	—
Gilead Sciences, Put, 5/17/08 @ $52.50 (1)	(300)	(1)
Gilead Sciences, Put, 8/16/08 @ $52.50 (1)	(300)	(1)
Gilead Sciences, Put, 1/17/09 @ $52.50 (1)	(400)	(3)
Gilead Sciences, Put, 1/17/09 @ $55.00 (1)	(500)	(4)
Health Net, Put, 1/17/09 @ $35.00 (1)	(300)	(2)
Health Net, Put, 1/17/09 @ $50.00 (1)	(400)	(8)
Healthways, Call, 1/17/09 @ $80.00 (1)	(100)	—
Healthways, Put, 1/17/09 @ $30.00 (1)	(500)	(2)
Healthways, Put, 1/17/09 @ $35.00 (1)	(400)	(2)
Henry Schein, Call, 4/19/08 @ $65.00 (1)	(700)	—
Henry Schein, Call, 7/19/08 @ $65.00 (1)	(700)	—
Henry Schein, Call, 1/17/09 @ $70.00 (1)	(200)	—

Henry Schein, Put, 1/17/09 @ $60.00 (1)	(200)	(1)
Humana, Call, 8/16/08 @ $55.00 (1)	(700)	(2)
Humana, Call, 8/16/08 @ $70.00 (1)	(1,200)	(1)
Humana, Put, 1/17/09 @ $70.00 (1)	(200)	(5)
Humana, Put, 1/17/09 @ $80.00 (1)	(200)	(7)
IDEXX Laboratories, Put, 1/17/09 @ $60.00 (1)	(400)	(5)
Illumina, Put, 1/17/09 @ $70.00 (1)	(500)	(4)
Illumina, Put, 1/17/09 @ $75.00 (1)	(100)	(1)
Illumina, Put, 1/17/09 @ $80.00 (1)	(100)	(1)
ImClone Systems, Call, 5/17/08 @ $50.00 (1)	(500)	—
ImClone Systems, Call, 1/17/09 @ $60.00 (1)	(500)	(1)
ImClone Systems, Put, 1/17/09 @ $40.00 (1)	(200)	(1)
ImClone Systems, Put, 5/17/08 @ $45.00 (1)	(100)	—
ImClone Systems, Put, 1/17/09 @ $50.00 (1)	(200)	(2)
Immucor, Put, 1/17/09 @ $20.00 (1)	(300)	(1)
Immucor, Put, 1/17/09 @ $30.00 (1)	(200)	(2)
Immucor, Put, 1/17/09 @ $35.00 (1)	(300)	(4)
Intermune, Put, 1/17/09 @ $25.00 (1)	(1,300)	(17)
Intuitive Surgical, Call, 7/19/08 @ $370.00 (1)	(100)	(2)
Intuitive Surgical, Call, 1/17/09 @ $400.00 (1)	(100)	(3)
Intuitive Surgical, Put, 1/17/09 @ $300.00 (1)	(100)	(5)
Invitrogen, Call, 5/17/08 @ $90.00 (1)	(300)	(1)
Invitrogen, Put, 5/17/08 @ $85.00 (1)	(300)	(1)
Laboratory Corporation of America, Call, 1/17/09 @ $90.00 (1)	(700)	(1)
Laboratory Corporation of America, Put, 1/17/09 @ $75.00 (1)	(100)	(1)
Laboratory Corporation of America, Put, 1/17/09 @ $80.00 (1)	(100)	(1)
Laboratory Corporation of America, Put, 1/17/09 @ $85.00 (1)	(200)	(1)
LifePoint Hospitals, Call, 8/16/08 @ $30.00 (1)	(900)	(1)
LifePoint Hospitals, Put, 8/16/08 @ $30.00 (1)	(600)	(2)

McKesson, Put, 1/17/09 @ $60.00 (1)	(100)	(1)
Medco Health Solutions, Put, 1/17/09 @ $45.00 (1)	(100)	(1)
Medicines Company, Put, 7/19/08 @ $20.00 (1)	(500)	(2)
Medtronic, Put, 1/17/09 @ $50.00 (1)	(100)	—
Merck, Put, 1/17/09 @ $50.00 (1)	(600)	(8)
Merck, Put, 7/19/08 @ $65.00 (1)	(100)	(3)
Millennium Pharmaceuticals, Put, 1/17/09 @ $15.00 (1)	(1,000)	(2)
Millennium Pharmaceuticals, Put, 1/17/09 @ $20.00 (1)	(300)	(2)
Millipore, Put, 1/17/09 @ $80.00 (1)	(200)	(3)
Monsanto, Call, 4/19/08 @ $130.00 (1)	(500)	—
Monsanto, Call, 7/19/08 @ $150.00 (1)	(500)	(1)
Monsanto, Call, 1/17/09 @ $150.00 (1)	(500)	(4)
Monsanto, Put, 1/17/09 @ $80.00 (1)	(300)	(2)
Monsanto, Put, 7/19/08 @ $100.00 (1)	(100)	(1)
Monsanto, Put, 1/17/09 @ $125.00 (1)	(500)	(14)
Monsanto, Put, 1/17/09 @ $130.00 (1)	(700)	(21)
Nighthawk Radiology, Call, 6/21/08 @ $22.50 (1)	(1,000)	—
ONYX Pharmaceuticals, Call, 5/17/08 @ $55.00 (1)	(900)	—
ONYX Pharmaceuticals, Put, 1/17/09 @ $30.00 (1)	(300)	(2)
ONYX Pharmaceuticals, Put, 1/19/09 @ $35.00 (1)	(400)	(4)
ONYX Pharmaceuticals, Put, 1/17/09 @ $45.00 (1)	(500)	(9)
ONYX Pharmaceuticals, Put, 5/17/08 @ $50.00 (1)	(200)	(4)
ONYX Pharmaceuticals, Put, 1/17/09 @ $50.00 (1)	(400)	(9)
ONYX Pharmaceuticals, Put, 1/17/09 @ $60.00 (1)	(200)	(6)
OSI Pharmaceuticals, Call, 4/19/08 @ $40.00 (1)	(300)	—
OSI Pharmaceuticals, Put, 1/17/09 @ $30.00 (1)	(300)	(1)
Pfizer, Put, 1/19/09 @ $25.00 (1)	(500)	(3)
Psychiatric Solutions, Call, 9/20/08 @ $35.00 (1)	(500)	(2)
ResMed, Call, 4/19/08 @ $50.00 (1)	(700)	—

ResMed, Call, 7/19/08 @ $55.00 (1)	(300)	—
ResMed, Call, 7/19/08 @ $60.00 (1)	(700)	—
Schering-Plough, Call, 5/17/08 @ $22.50 (1)	(700)	—
Schering-Plough, Call, 5/17/08 @ $30.00 (1)	(1,000)	—
Schering-Plough, Put, 1/16/10 @ $15.00 (1)	(300)	(1)
Schering-Plough, Put, 1/17/09 @ $30.00 (1)	(500)	(8)
Schering-Plough, Put, 1/17/09 @ $35.00 (1)	(100)	(2)
Shire, Put, 1/17/09 @ $75.00 (1)	(200)	(4)
St. Jude Medical, Put, 1/17/09 @ $40.00 (1)	(300)	(1)
Stereotaxis, Call, 6/21/08 @ $17.50 (1)	(500)	—
Stryker, Call, 6/21/08 @ $65.00 (1)	(1,000)	(4)
Stryker, Put, 1/17/09 @ $70.00 (1)	(100)	(1)
Stryker, Put, 1/17/09 @ $75.00 (1)	(600)	(7)
Teva Pharmaceutical, Call, 6/21/08 @ $52.50 (1)	(1,000)	—
Teva Pharmaceutical, Call, 1/17/09 @ $55.00 (1)	(900)	(1)
Teva Pharmaceutical, Put, 1/19/09 @ $45.00 (1)	(200)	(1)
Teva Pharmaceutical, Put, 1/17/09 @ $50.00 (1)	(400)	(3)
Teva Pharmaceutical, Put, 1/17/09 @ $55.00 (1)	(100)	(1)
United Therapeutics, Call, 8/16/08 @ $100.00 (1)	(100)	(1)
UnitedHealth Group, Put, 1/17/09 @ $45.00 (1)	(400)	(5)
Vertex Pharmaceuticals, Put, 1/17/09 @ $30.00 (1)	(500)	(5)
Vertex Pharmaceuticals, Put, 1/17/09 @ $35.00 (1)	(300)	(4)
Walgreen, Call, 1/17/09 @ $45.00 (1)	(900)	(1)
Walgreen, Put, 1/17/09 @ $40.00 (1)	(800)	(4)
Walgreen, Put, 1/17/09 @ $45.00 (1)	(200)	(2)
Waters Corporation, Put, 1/17/09 @ $60.00 (1)	(300)	(2)
WellCare Health Plans, Put, 1/17/09 @ $35.00 (1)	(700)	(4)
WellPoint, Call, 1/17/09 @ $60.00 (1)	(700)	(1)
WellPoint, Put, 1/17/09 @ $45.00 (1)	(300)	(2)

WellPoint, Put, 1/17/09 @ $70.00 (1)	(200)	(5)
WellPoint, Put, 1/17/09 @ $80.00 (1)	(300)	(11)
Wyeth, Put, 1/17/09 @ $40.00 (1)	(300)	(1)
Wyeth, Put, 1/17/09 @ $50.00 (1)	(600)	(6)
Xenoport, Call, 9/20/08 @ $75.00 (1)	(700)	(1)
Zimmer Holdings, Call, 6/21/08 @ $80.00 (1)	(500)	(2)
Zimmer Holdings, Call, 1/17/09 @ $80.00 (1)	(300)	(2)
Zimmer Holdings, Put, 6/21/08 @ $75.00 (1)	(100)	—
Zimmer Holdings, Put, 1/17/09 @ $75.00 (1)	(100)	(1)
Zimmer Holdings, Put, 6/21/08 @ $85.00 (1)	(100)	(1)
Zimmer Holdings, Put, 1/17/09 @ $85.00 (1)	(100)	(1)
Zimmer Holdings, Put, 1/17/09 @ $90.00 (1)	(200)	(3)
Total Options Written (Cost $(493))		(533)

(5) Affiliated Companies
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

Purchase			Sales	Investment	Value
Affiliate	Cost		Cost	Income	3/31/08	12/31/07
T. Rowe Price Reserve
Investment Fund,
3.29%	¤	¤		$10 $	646 $	794

Totals				$10 $	646 $	794

¤ Purchase and sale information not shown for cash management funds.

Other information for the period ended March 31, 2008 related to affiliated companies is as follows:

Investment in securities, at cost			$646
Dividend income			10
Interest income			-
Investment income			$10
Realized gain (loss) on securities			$-
Capital gain distributions from
mutual funds			$-

The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price Health Sciences Portfolio
Unaudited	March 31, 2008
Notes To Portfolio of Investments

T. Rowe Price Equity Series, Inc. (the corporation), is registered under the Investment Company Act of 1940 (the 1940 Act). The Health Sciences Portfolio (the fund), a diversified, open-end management investment company, is one portfolio established by the corporation. The fund seeks long-term capital appreciation. Shares of the fund currently are offered only through certain insurance companies as an investment medium for both variable annuity contracts and variable life insurance policies.

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Basis of Preparation

The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management. Fund management believes that estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the Portfolio of Investments may differ from the value the fund receives upon sale of the securities.

Investment Transactions

Investment transactions are accounted for on the trade date.

Currency Translation

Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as quoted by a major bank. Purchases and sales of securities are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction.

New Accounting Pronouncement

On January 1, 2008, the fund adopted Statement of Financial Accounting Standards No. 157 (FAS 157), Fair Value Measurements. FAS 157 defines fair value, establishes the framework for measuring fair value, and expands the disclosures of fair value measurements in the financial statements. Adoption of FAS 157 did not have a material impact on the fund’s net assets or results of operations.

NOTE 2 – VALUATION

The fund’s investments are reported at fair value as defined under FAS 157. The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business.

Valuation Methods

Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made, except for OTC Bulletin Board securities, which are valued at the mean of the latest bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and asked prices for domestic securities and the last quoted sale price for international securities.

Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation. Purchased and written options are valued at the mean of the closing bid and asked prices.

Other investments, including restricted securities, and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund’s Board of Directors.

For valuation purposes, the last quoted prices of non-U.S. equity securities may be adjusted under the circumstances described below. If the fund determines that developments between the close of a foreign market and the close of the NYSE will, in its judgment, materially affect the value of some or all of its portfolio securities, the fund will adjust the previous closing prices to reflect what it believes to be the fair value of the securities as of the close of the NYSE. In deciding whether it is necessary to adjust closing prices to reflect fair value, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. A fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. The fund uses outside pricing services to provide it with closing prices and information to evaluate and/or adjust those prices. The fund cannot predict how often it will use closing prices and how often it will determine it necessary to adjust those prices to reflect fair value. As a means of evaluating its security valuation process, the fund routinely compares closing prices, the next day’s opening prices in the same markets, and adjusted prices.

Valuation Inputs

Various inputs are used to determine the value of the fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1	–	quoted prices in active markets for identical securities
Level 2	–	observable inputs other than Level 1 quoted prices (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, credit risk)
Level 3	–	unobservable inputs

Observable inputs are those based on market data obtained from sources independent of the fund, and unobservable inputs reflect the fund’s own assumptions based on the best information available. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, non-U.S. equity securities actively traded in foreign markets generally are reflected in Level 2 despite the availability of closing prices, because the fund evaluates and determines whether those closing prices reflect fair value at the close of the NYSE or require adjustment, as described above. The following table summarizes the fund’s investments, based on the inputs used to determine their values on March 31, 2008:

Valuation Inputs	Investments in	Foreign Currencies &
	Securities	Other Financial
		Instruments*
Level 1 – quoted prices	$19,496,000	$0
Level 2 – significant other observable inputs	2,948,000	(533,000)
Level 3 – significant unobservable inputs	0	0
Total	$22,444,000	$(533,000)

*	Other financial instruments are derivative instruments not reflected in the Portfolio of

Investments, such as futures contracts, forward currency exchange contracts, written options, and swaps, which are presented following the Portfolio of Investments.

NOTE 3 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.

Restricted Securities

The fund may invest in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.

Options

The fund may invest in call and put options that give the holder the right to purchase and sell, respectively, a security at a specified price on a certain date. Risks arise from possible illiquidity of the options market and from movements in security values. Options are reflected in the accompanying Portfolio of Investments at market value.

NOTE 4 - FEDERAL INCOME TAXES

At March 31, 2008, the cost of investments for federal income tax purposes was $20,331,000. Net unrealized gain aggregated $2,074,000 at period-end, of which $3,821,000 related to appreciated investments and $1,747,000 related to depreciated investments.

NOTE 5 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the T. Rowe Price Reserve Investment Funds), open-end management investment companies managed by T. Rowe Price Associates, Inc. (Price Associates), and considered affiliates of the fund. The T. Rowe Price Reserve Investment Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates and are not available for direct purchase by members of the public. The T. Rowe Price Reserve Investment Funds pay no investment management fees.

T. ROWE PRICE EQUITY INDEX 500 PORTFOLIO
Unaudited		March 31, 2008
Portfolio of Investments ‡	Shares/$ Par	Value
(Cost and value in $000s)

COMMON STOCKS 98.1%
CONSUMER DISCRETIONARY 8.5%
Auto Components 0.2%
Goodyear Tire & Rubber (1)	270	7
Johnson Controls	740	25
		32
Automobiles 0.3%
Ford Motor (1)	2,610	15
GM	680	13
Harley-Davidson	320	12
		40
Distributors 0.0%
Genuine Parts	170	7
		7
Diversified Consumer Services 0.1%
Apollo Group, Class A (1)	100	4
H&R Block	360	8
		12
Hotels, Restaurants & Leisure 1.4%
Carnival	520	21
Darden Restaurants	175	6
International Game Technology	430	17
Marriott, Class A	440	15
McDonald's	1,490	83
Starbucks (1)	880	15
Starwood Hotels & Resorts Worldwide	290	15
Wendy's	150	4
Wyndham Worldwide	238	5
Yum! Brands	660	25
		206
Household Durables 0.5%
Black & Decker	100	7
Centex	170	4
D. R. Horton	300	5
Fortune Brands	180	12
Harman International	100	4
KB Home	140	3
Leggett & Platt	180	3
Lennar, Class A	200	4
Newell Rubbermaid	360	8
Pulte	320	5
Snap-On	40	2
Stanley Works	50	2
Whirlpool	146	13
		72
Internet & Catalog Retail 0.2%
Amazon.com (1)	380	27
Expedia (1)	300	7
		34
Leisure Equipment & Products 0.2%
Brunswick	140	2
Eastman Kodak	400	7
Hasbro	230	6
Mattel	490	10
		25
Media 2.8%
CBS, Class B	875	19
Clear Channel Communications	600	18
Comcast, Class A	3,864	75
DIRECTV (1)	900	22
Disney	2,380	75
Gannett	320	9
Interpublic Group (1)	514	4
McGraw-Hill	420	16
Meredith	30	1
New York Times, Class A	180	3
News Corp., Class A	2,900	54
Omnicom	400	18
Scripps, Class A	100	4
Time Warner	4,525	64
Viacom, Class B (1)	815	32
Washington Post, Class B	7	5
		419
Multiline Retail 0.8%
Big Lots (1)	140	3
Dillards, Class A	80	1
Family Dollar Stores	210	4
J.C. Penney	290	11
Kohl's (1)	420	18
Macys	552	13
Nordstrom	220	7
Sears Holding (1)	110	11
Target	1,020	52
		120
Specialty Retail 1.6%
Abercrombie & Fitch	100	7
Autonation (1)	200	3
AutoZone (1)	50	6
Bed Bath & Beyond (1)	380	11
Best Buy	470	20
GameStop (1)	200	10
GAP	590	12
Home Depot	2,160	60
Lowes	1,880	43
Office Depot (1)	310	3
OfficeMax	100	2
RadioShack	180	3
Sally Beauty Supply (1)	45	—
Sherwin-Williams	80	4
Staples	915	20
The Limited	380	7
Tiffany	190	8
TJX	530	18
		237
Textiles, Apparel & Luxury Goods 0.4%
Coach (1)	440	13
Jones Apparel Group	150	2
Liz Claiborne	160	3
Nike, Class B	460	31
Polo Ralph Lauren	100	6
V. F.	110	9
		64

Total Consumer Discretionary		1,268
CONSUMER STAPLES 10.5%

Beverages 2.5%
Anheuser-Busch	860	41
Brown-Forman, Class B	60	4
Coca-Cola	2,470	150
Coca-Cola Enterprises	410	10
Constellation Brands, Class A (1)	260	5
Molson Coors Brewing, Class B	160	8
Pepsi Bottling Group	220	7
PepsiCo	1,952	141
		366
Food & Staples Retailing 2.5%
Costco Wholesale	560	36
CVS Caremark	1,815	74
Kroger	800	20
Safeway	510	15
SUPERVALU	233	7
Sysco	750	22
Wal-Mart	2,930	154
Walgreen	1,200	46
Whole Foods Market	200	7
		381
Food Products 1.5%
Archer-Daniels-Midland	803	33
Campbell Soup	280	9
ConAgra	650	16
Dean Foods	200	4
General Mills	370	22
Heinz	370	17
Hershey Foods	200	8
Kellogg	280	15
Kraft Foods, Class A	1,875	58
McCormick	160	6
Sara Lee	960	13
Tyson Foods, Class A	300	5
Wrigley	250	16
		222
Household Products 2.4%
Clorox	170	10
Colgate-Palmolive	620	48
Kimberly-Clark	530	34
Procter & Gamble	3,856	270
		362
Personal Products 0.2%
Avon	520	20
Estee Lauder, Class A	170	8
		28
Tobacco 1.4%
Altria Group	2,610	58
Philip Morris International (1)	2,610	132
Reynolds American	220	13
UST	200	11
		214

Total Consumer Staples		1,573
ENERGY 12.7%

Energy Equipment & Services 2.6%
Baker Hughes	370	25
BJ Services	350	10
Cameron International (1)	300	12
ENSCO International	200	13
Halliburton	1,100	43
Nabors Industries (1)	400	14
National Oilwell Varco (1)	400	23
Noble Drilling	320	16
Rowan	140	6
Schlumberger	1,460	127
Smith International	200	13
Transocean (1)	401	54
Weatherford International (1)	390	28
		384
Oil, Gas & Consumable Fuels 10.1%
Anadarko Petroleum	560	35
Apache	398	48
Chesapeake Energy	500	23
Chevron	2,590	221
ConocoPhillips	1,920	146
CONSOL Energy	200	14
Devon Energy	600	63
El Paso	861	14
EOG Resources	340	41
ExxonMobil	6,700	567
Hess	330	29
Marathon Oil	918	42
Murphy Oil	230	19
Noble Energy	200	15
Occidental Petroleum	1,000	73
Peabody Energy	300	15
Range Resources	200	13
Spectra Energy	770	18
Sunoco	180	9
Tesoro	200	6
Valero Energy	670	33
Williams Companies	730	24
XTO Energy	645	40
		1,508

Total Energy		1,892
FINANCIALS 16.2%

Capital Markets 2.8%
American Capital Strategies	250	9
Ameriprise Financial	330	17
Bank of New York Mellon	1,423	60
Charles Schwab	1,230	23
Federated Investors, Class B	60	2
Franklin Resources	210	21
Goldman Sachs	510	84
Janus Capital Group	200	5
Legg Mason	200	11
Lehman Brothers	670	25
Merrill Lynch	1,200	49
Morgan Stanley	1,320	60
Northern Trust	270	18
State Street	460	36
		420
Commercial Banks 2.9%
BB&T	640	21
Comerica	220	8
Fifth Third Bancorp	667	14
First Horizon National	160	2
Huntington Bancshares	420	4
KeyCorp	460	10
M & T Bank	110	9
Marshall & Ilsley	300	7
National City	760	8
PNC Financial Services Group	410	27
Regions Financial	840	17
SunTrust	470	26
Toronto Dominion Bank	103	6
U.S. Bancorp	2,167	70
Wachovia	2,450	66
Wells Fargo	4,220	123
Zions Bancorporation	140	6
		424
Consumer Finance 0.7%
American Express	1,450	63
Capital One Financial	450	22
Discover Financial	610	10
SLM Corporation (1)	640	10
		105
Diversified Financial Services 4.1%
Bank of America	5,562	211
CIT Group	200	2
Citigroup	6,560	141
CME Group	70	33
IntercontinentalExchange (1)	90	12
JPMorgan Chase	4,183	180
Leucadia National	200	9
Moody's	290	10
NYSE Euronext	300	18
		616
Insurance 3.9%
ACE Limited	430	24
AFLAC	610	40
Allstate	670	32
Ambac Financial Group	350	2
American International Group	3,171	137
Aon	350	14
Assurant	150	9
Chubb	450	22
Cincinnati Financial	227	9
Genworth Financial, Class A	530	12
Hartford Financial Services	400	30
Lincoln National	328	17
Loews	570	23
Marsh & McLennan	670	16
MBIA	165	2
MetLife	860	52
Principal Financial Group	310	17
Progressive	900	15
Prudential Financial	600	47
SAFECO	70	3
The Travelers Companies	778	37
Torchmark	140	8
Unum Group	400	9
XL Capital	230	7
		584
Real Estate Investment Trusts (REITs) 1.2%
AIMCO, REIT	156	6
AvalonBay Communities, REIT	100	10
Boston Properties, REIT	150	14
Developers Diversified Realty, REIT	160	7
Equity Residential, REIT	290	12
General Growth Properties, REIT	300	11
HCP, REIT	100	3
Host Hotels & Resorts, REIT	600	10
Kimco Realty, REIT	320	12
Plum Creek Timber, REIT	240	10
ProLogis, REIT	340	20
Public Storage, REIT	140	12
Simon Property Group, REIT	300	28
Vornado Realty Trust, REIT	200	17
		172
Real Estate Management & Development 0.0%
CB Richard Ellis Group, Class A (1)	200	4
		4
Thrifts & Mortgage Finance 0.6%
Countrywide Financial	748	4
Fannie Mae	1,250	33
Freddie Mac	850	21
Hudson City Bancorp	600	11
MGIC Investment	100	1
Sovereign Bancorp	425	4
Washington Mutual	1,071	11
		85

Total Financials		2,410

HEALTH CARE 11.5%

Biotechnology 1.4%
Amgen (1)	1,383	58
Biogen Idec (1)	393	24
Celgene (1)	500	31
Genzyme (1)	370	27
Gilead Sciences (1)	1,200	62
		202
Health Care Equipment & Supplies 1.9%
Baxter International	800	46
Becton, Dickinson & Company	330	28
Boston Scientific (1)	1,652	21
C.R. Bard	140	14
Covidien	643	28
Hospira (1)	219	9
Medtronic	1,440	70
St. Jude Medical (1)	420	18
Stryker	300	20
Varian Medical Systems (1)	200	9
Zimmer Holdings (1)	253	20
		283
Health Care Providers & Services 1.9%
Aetna	640	27
AmerisourceBergen	230	10
Cardinal Health	490	26
Cigna	350	14
Coventry Health Care (1)	200	8
Express Scripts (1)	300	19
Humana (1)	230	10
Laboratory Corporation of America (1)	150	11
McKesson	320	17
Medco Health Solutions (1)	650	29
Patterson Companies (1)	200	7
PharMerica (1)	23	—
Quest Diagnostics	200	9
Tenet Healthcare (1)	515	3
UnitedHealth Group	1,570	54
WellPoint (1)	750	33
		277
Health Care Technology 0.0%
IMS Health	180	4
		4
Life Sciences Tools & Services 0.3%
Applera	230	8
Millipore (1)	70	5
PerkinElmer	170	4
Thermo Fisher Scientific (1)	550	31
Waters Corporation (1)	90	5
		53
Pharmaceuticals 6.0%
Abbott Laboratories	1,940	107
Allergan	420	24
Barr Pharmaceuticals (1)	150	7
Bristol-Myers Squibb	2,490	53
Eli Lilly	1,250	65
Forest Laboratories (1)	410	17
Johnson & Johnson	3,518	228
King Pharmaceuticals (1)	323	3
Merck	2,750	104
Mylan	300	4
Pfizer	8,474	177
Schering-Plough	2,040	29
Watson Pharmaceuticals (1)	150	4
Wyeth	1,670	70
		892

Total Health Care		1,711
INDUSTRIALS & BUSINESS SERVICES 12.0%

Aerospace & Defense 2.8%
Boeing	990	73
General Dynamics	450	37
Goodrich	120	7
Honeywell International	900	51
L-3 Communication	200	22
Lockheed Martin	470	47
Northrop Grumman	434	34
Precision Castparts	150	15
Raytheon	510	33
Rockwell Collins	190	11
United Technologies	1,210	83
		413
Air Freight & Logistics 1.1%
C.H. Robinson Worldwide	200	11
Expeditors International of Washington	310	14
Fedex	420	39
UPS, Class B	1,320	96
		160
Airlines 0.1%
Southwest Airlines	980	12
		12
Building Products 0.1%
Masco	450	9
Trane	240	11
		20
Commercial Services & Supplies 0.5%
Allied Waste Industries (1)	450	5
Avery Dennison	150	7
Cintas	190	5
Equifax	170	6
Pitney Bowes	220	8
R.R. Donnelley	300	9
Robert Half International	240	6
Waste Management	650	22
		68
Construction & Engineering 0.2%
Fluor	110	16
Jacobs Engineering Group (1)	150	11
		27
Electrical Equipment 0.5%
Cooper Industries, Class A	200	8
Emerson Electric	1,020	53
Rockwell Automation	140	8
		69
Industrial Conglomerates 3.9%
3M	910	72
GE	12,620	467
Textron	320	18
Tyco International	643	28
		585
Machinery 1.9%
Caterpillar	840	66
Cummins	240	11
Danaher	340	26
Deere	550	44
Dover	290	12
Eaton	200	16
Illinois Tool Works	560	27
Ingersoll-Rand, Class A	350	16
ITT	240	12
Manitowoc	160	6
PACCAR	510	23
Pall	160	6
Parker Hannifin	255	18
Terex (1)	100	6
		289
Road & Rail 0.9%
Burlington Northern Santa Fe	420	39
CSX	480	27
Norfolk Southern	470	25
Ryder System	80	5
Union Pacific	310	39
		135
Trading Companies & Distributors 0.0%
W. W. Grainger	90	7
		7

Total Industrials & Business Services		1,785
INFORMATION TECHNOLOGY 15.4%

Communications Equipment 2.5%
Ciena (1)	101	3
Cisco Systems (1)	7,540	182
Corning	1,960	47
JDS Uniphase (1)	242	3
Juniper Networks (1)	700	17
Motorola	2,890	27
QUALCOMM	2,070	85
Tellabs (1)	510	3
		367
Computers & Peripherals 4.3%
Apple (1)	1,080	155
Dell (1)	2,830	56
EMC (1)	2,660	38
Hewlett-Packard	3,107	142
IBM	1,780	205
Lexmark International (1)	150	4
NetApp (1)	440	9
QLogic (1)	180	3
Sandisk (1)	300	7
Sun Microsystems (1)	1,025	16
Teradata (1)	270	6
		641
Electronic Equipment & Instruments 0.3%
Agilent Technologies (1)	520	16
Jabil Circuit	250	2
Molex	180	4
Tyco Electronics	643	22
		44
Internet Software & Services 1.6%
Akamai Technologies (1)	200	6
eBay (1)	1,420	42
Google, Class A (1)	290	128
IAC/InterActiveCorp (1)	200	4
Monster Worldwide (1)	170	4
VeriSign (1)	300	10
Yahoo! (1)	1,650	48
		242
IT Services 0.9%
Affiliated Computer Services, Class A (1)	120	6
Automatic Data Processing	590	25
Cognizant Technology Solutions, Class A (1)	400	11
Computer Sciences (1)	210	9
Convergys (1)	200	3
Electronic Data Systems	620	10
Fidelity National Information	200	8
Fiserv (1)	250	12
Paychex	420	14
Total System Services	253	6
Unisys (1)	360	2
Western Union	975	21
		127
Office Electronics 0.1%
Xerox	1,150	17
		17
Semiconductor & Semiconductor Equipment 2.4%
Advanced Micro Devices (1)	660	4
Altera	380	7
Analog Devices	400	12
Applied Materials	1,690	33
Broadcom, Class A (1)	610	12
Intel	7,320	155
KLA-Tencor	240	9
Linear Technology	260	8
LSI (1)	870	4
MEMC Electronic Materials (1)	300	21
Microchip Technology	300	10
Micron Technology (1)	950	6
National Semiconductor	270	5
Novellus Systems (1)	160	3
NVIDIA (1)	690	14
Teradyne (1)	200	2
Texas Instruments	1,750	49
Xilinx	360	9
		363
Software 3.3%
Adobe Systems (1)	740	26
Autodesk (1)	330	10
BMC Software (1)	250	8
CA	540	12
Citrix Systems (1)	270	8
Compuware (1)	370	3
Electronic Arts (1)	430	22
Intuit (1)	400	11
Microsoft	10,020	284
Novell (1)	470	3
Oracle (1)	4,790	94
Symantec (1)	1,073	18
		499

Total Information Technology		2,300
MATERIALS 3.4%

Chemicals 1.9%
Air Products & Chemicals	300	28
Ashland	90	4
Dow Chemical	1,228	45
DuPont	1,100	51
Eastman Chemical	130	8
Ecolab	210	9
Hercules	140	3
International Flavors & Fragrances	130	6
Monsanto	640	71
PPG Industries	190	11
Praxair	340	29
Rohm & Haas	200	11
Sigma Aldrich	160	10
		286
Construction Materials 0.1%
Vulcan Materials	140	9
		9
Containers & Packaging 0.1%
Ball	140	6
Bemis	120	3
Pactiv (1)	160	4
Sealed Air	180	5
Temple-Inland	140	2
		20
Metals & Mining 1.1%
Alcoa	1,100	40
Allegheny Technologies	130	9
Freeport-McMoRan Copper & Gold	447	43
Newmont Mining	590	27
Nucor	320	22
Titanium Metals	100	1
U.S. Steel	160	20
		162
Paper & Forest Products 0.2%
International Paper	570	16
MeadWestvaco	208	6
Weyerhaeuser	250	16
		38
Total Materials		515
TELECOMMUNICATION SERVICES 3.3%
Diversified Telecommunication Services 3.0%
AT&T	7,551	289
CenturyTel	150	5
Citizens Communications	440	5
Embarq	185	8
Qwest Communications International	2,030	9
Verizon Communications	3,540	129
Windstream	613	7
		452
Wireless Telecommunication Services 0.3%
American Tower Systems, Class A (1)	500	20
Sprint Nextel	3,513	23
		43
Total Telecommunication Services		495
TRUSTS & MUTUAL FUNDS 1.1%
S&P Depository Receipts Trust	1,195	158
Total Trusts & Mutual Funds		158
UTILITIES 3.5%

Electric Utilities 2.1%
Allegheny Energy	220	11
American Electric Power	520	22
Duke Energy	1,541	27
Edison International	440	22
Entergy	250	27
Exelon	800	65
FirstEnergy	403	28
FPL Group	560	35
Pepco	200	5
Pinnacle West Capital	150	5
PPL	430	20
Progress Energy	320	13
Southern Company	930	33
		313
Gas Utilities 0.1%
NICOR	70	3
Questar	200	11
		14
Independent Power Producers & Energy Traders 0.2%
AES (1)	820	14
Constellation Energy Group	220	19
Dynegy, Class A (1)	592	5
		38
Multi-Utilities 1.1%
Ameren	290	13
CenterPoint Energy	350	5
CMS Energy	270	4
Consolidated Edison	350	14
Dominion Resources	760	31
DTE Energy	190	7
Integrys Energy Group	100	5
NiSource	340	6
PG&E	460	17
Public Service Enterprise	600	24
Sempra Energy	350	18
TECO Energy	290	4
XCEL Energy	450	9
		157
Total Utilities		522
Total Common Stocks (Cost $12,788)		14,629
SHORT-TERM INVESTMENTS 1.8%
Money Market Funds 1.5%
T. Rowe Price Reserve Investment Fund, 3.29% (2)(3)	223,341	223
		223
U.S. Treasury Obligations 0.3%
U.S. Treasury Bills, 3.146%, 6/19/08 (4)	15,000	15
U.S. Treasury Bills, 3.202%, 6/19/08 (4)	25,000	25
		40
Total Short-Term Investments (Cost $263)		263
Total Investments in Securities
99.9% of Net Assets (Cost $13,051)		$14,892

‡	Denominated in U.S. dollars unless otherwise noted.
(1)	Non-income producing
(2)	Seven-day yield
(3)	Affiliated Companies
(4)	All or a portion of this security is pledged to cover margin requirements on futures contracts at March 31, 2008.
REIT	Real Estate Investment Trust

Open Futures Contracts at March 31, 2008 were as follows:
($ 000s)
		Contract	Unrealized
	Expiration	Value	Gain (Loss)
Long, 4 S&P 500 E-Mini contracts
$25 par of 3.202% U.S. Treasury Bills
and $5 par of 3.146% U.S. Treasury Bills
pledged as initial margin	6/08	$265	$3
Net payments (receipts) of variation
margin to date			(2)
Variation margin receivable (payable)
on open futures contracts			$1

(3) Affiliated Companies
($000s)
The fund may invest in certain securities that are considered affiliated companies.
As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

Purchase		Sales		Investment	Value
Affiliate	Cost	Cost		Income	3/31/08	12/31/07
T. Rowe Price Reserve
Investment
Fund, 3.29%	¤	¤		$2 $	223	$120

Totals				$2 $	223	$120

¤ Purchase and sale information not shown for cash management funds.

Other information for the period ended March 31, 2008 related to affiliated companies is as follows:

Investment in securities, at cost		$223
Dividend income		2
Interest income			-
Investment income		$2
Realized gain (loss) on securities			$-
Capital gain distributions from
mutual funds			$-

The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price Equity Index 500 Portfolio
Unaudited	March 31, 2008
Notes To Portfolio of Investments

T. Rowe Price Equity Series, Inc. (the corporation), is registered under the Investment Company Act of 1940 (the 1940 Act). The Equity Index 500 Portfolio (the fund), a diversified, open-end management investment company, is one portfolio established by the corporation. The fund seeks to match the performance of the Standard & Poor's 500 Stock Index®.

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Basis of Preparation

The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management. Fund management believes that estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the Portfolio of Investments may differ from the value the fund receives upon sale of the securities.

Investment Transactions

Investment transactions are accounted for on the trade date.

Currency Translation

Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as quoted by a major bank. Purchases and sales of securities are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction.

New Accounting Pronouncement

On January 1, 2008, the fund adopted Statement of Financial Accounting Standards No. 157 (FAS 157), Fair Value Measurements. FAS 157 defines fair value, establishes the framework for measuring fair value, and expands the disclosures of fair value measurements in the financial statements. Adoption of FAS 157 did not have a material impact on the fund’s net assets or results of operations.

NOTE 2 - VALUATION

The fund’s investments are reported at fair value as defined under FAS 157. The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business.

Valuation Methods

Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price at the time the valuations are made, except for OTC Bulletin Board securities, which are valued at the mean of the latest bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and asked prices. Debt securities with original maturities of less than one year generally use amortized cost in local currency to approximate fair value; however, if amortized cost is deemed not to reflect fair value, such securities are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service.

Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation. Financial futures contracts are valued at closing settlement prices.

Other investments, including restricted securities, and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund’s Board of Directors.

Valuation Inputs

Various inputs are used to determine the value of the fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1	–	quoted prices in active markets for identical securities
Level 2	–	observable inputs other than Level 1 quoted prices (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, credit risk)
Level 3	–	unobservable inputs

Observable inputs are those based on market data obtained from sources independent of the fund, and unobservable inputs reflect the fund’s own assumptions based on the best information available. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. The following table summarizes the fund’s investments, based on the inputs used to determine their values on March 31, 2008:

Valuation Inputs	Investments in	Other Financial
	Securities	Instruments*
Level 1 – quoted prices	$14,629,000	$0
Level 2 – significant other observable inputs	263,000	1,000
Level 3 – significant unobservable inputs	0	0
Total	$14,892,000	$1,000

*	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures contracts, forward currency exchange contracts, written options, and swaps, which are presented following the Portfolio of Investments.

NOTE 3 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.

Futures Contracts

The fund may invest in futures contracts, which provide for the future sale by one party and purchase by another of a specified amount of a specific financial instrument at an agreed upon price, date, time, and place. Risks arise from possible illiquidity of the futures market and from movements in security values.

NOTE 4 - FEDERAL INCOME TAXES

At March 31, 2008, the cost of investments for federal income tax purposes was $13,051,000. Net unrealized gain aggregated $1,844,000 at period-end, of which $3,059,000 related to appreciated investments and $1,215,000 related to depreciated investments.

NOTE 5 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the T. Rowe Price Reserve Investment Funds), open-end management investment companies managed by T. Rowe Price Associates, Inc. (Price Associates), and considered affiliates of the fund. The T. Rowe Price Reserve Investment Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates and are not available for direct purchase by members of the public. The T. Rowe Price Reserve Investment Funds pay no investment management fees.

T. ROWE PRICE BLUE CHIP GROWTH PORTFOLIO
Unaudited		March 31, 2008
Portfolio of Investments ‡	Shares	Value
(Cost and value in $000s)

COMMON STOCKS 99.7%
CONSUMER DISCRETIONARY 8.9%
Diversified Consumer Services 0.1%
Apollo Group, Class A (1)	6,900	298
		298
Hotels, Restaurants & Leisure 3.1%
International Game Technology	33,200	1,335
Las Vegas Sands (1)	32,700	2,408
Marriott, Class A	66,600	2,288
McDonald's	26,900	1,500
MGM Mirage (1)	16,719	983
Yum! Brands	57,200	2,128
		10,642
Internet & Catalog Retail 2.0%
Amazon.com (1)	92,600	6,603
Expedia (1)	11,800	258
		6,861
Media 1.7%
Discovery Holding, Class A (1)	32,400	688
McGraw-Hill	55,600	2,054
Omnicom	56,700	2,505
Shaw Communications, B Shares	32,400	589
		5,836
Multiline Retail 1.2%
Kohl's (1)	75,600	3,243
Target	19,070	966
		4,209
Specialty Retail 0.3%
Bed Bath & Beyond (1)	40,500	1,195
		1,195
Textiles, Apparel & Luxury Goods 0.5%
Coach (1)	59,200	1,785
		1,785
Total Consumer Discretionary		30,826
CONSUMER STAPLES 5.9%
Beverages 0.5%
PepsiCo	26,510	1,914
		1,914
Food & Staples Retailing 4.0%
Costco Wholesale	29,200	1,897
CVS Caremark	202,203	8,191
Sysco	20,900	607
Wal-Mart	58,960	3,106
		13,801
Household Products 1.4%
Procter & Gamble	67,085	4,700
		4,700
Total Consumer Staples		20,415
ENERGY 9.6%
Energy Equipment & Services 5.5%
Baker Hughes	46,970	3,218
Schlumberger	110,900	9,648
Smith International	94,800	6,089
		18,955
Oil, Gas & Consumable Fuels 4.1%
Chevron	12,900	1,101
EOG Resources	11,600	1,392
ExxonMobil	52,000	4,398
Murphy Oil	43,400	3,565
Petroleo Brasileiro, ADR	13,900	1,177
Total, ADR	35,800	2,650
		14,283

Total Energy		33,238

FINANCIALS 11.4%

Capital Markets 9.6%
Ameriprise Financial	52,596	2,727
Bank of New York Mellon	75,190	3,138
BlackRock	3,800	776
Charles Schwab	132,130	2,488
Franklin Resources	48,800	4,733
Goldman Sachs	21,900	3,622
Merrill Lynch	32,900	1,340
Morgan Stanley	68,000	3,108
Northern Trust	46,200	3,071
State Street	100,900	7,971
UBS (CHF)	9,170	267
		33,241
Consumer Finance 0.4%
American Express	27,580	1,206
		1,206
Diversified Financial Services 0.7%
CME Group	5,100	2,392
IntercontinentalExchange (1)	1,000	131
		2,523
Insurance 0.7%
Prudential Financial	31,200	2,441
		2,441

Total Financials		39,411
HEALTH CARE 17.0%

Biotechnology 4.7%
Celgene (1)	63,600	3,898
Genentech (1)	67,700	5,496
Gilead Sciences (1)	134,200	6,915
		16,309
Health Care Equipment & Supplies 4.6%
Alcon	15,800	2,248
Baxter International	24,000	1,388
Becton, Dickinson & Company	8,200	704
Intuitive Surgical (1)	3,000	973
Medtronic	83,240	4,026
St. Jude Medical (1)	82,200	3,550
Stryker	46,500	3,025
		15,914
Health Care Providers & Services 5.0%
Aetna	89,100	3,750
Cardinal Health	10,800	567
Express Scripts (1)	37,600	2,418
Humana (1)	27,900	1,252
Laboratory Corporation of America (1)	48,400	3,566
McKesson	39,400	2,063
Medco (1)	59,600	2,610
WellPoint (1)	21,200	936
		17,162
Life Sciences Tools & Services 0.2%
Thermo Fisher Scientific (1)	12,600	716
		716
Pharmaceuticals 2.5%
Allergan	51,800	2,921
Merck	29,400	1,116
Novartis, Regulation D Shares (CHF)	4,660	239
Roche Holding - Genusscheine (CHF)	15,070	2,840
Schering-Plough	80,900	1,166
Wyeth	9,000	376
		8,658
Total Health Care		58,759
INDUSTRIALS & BUSINESS SERVICES 11.9%
Aerospace & Defense 3.1%
General Dynamics	59,200	4,936
Lockheed Martin	18,400	1,827
Rockwell Collins	23,300	1,332
United Technologies	40,400	2,780
		10,875
Air Freight & Logistics 0.3%
Expeditors International of Washington	26,800	1,211
		1,211
Construction & Engineering 0.9%
Foster Wheeler (1)	52,600	2,978
		2,978
Industrial Conglomerates 4.0%
GE	264,370	9,784
McDermott International (1)	43,200	2,368
Tyco International	36,000	1,586
		13,738
Machinery 3.3%
Danaher	114,300	8,690
Illinois Tool Works	28,900	1,394
Joy Global	19,400	1,264
PACCAR	2,900	131
		11,479
Trading Companies & Distributors 0.3%
Fastenal	20,600	946
		946
Total Industrials & Business Services		41,227
INFORMATION TECHNOLOGY 26.4%
Communications Equipment 5.7%
Cisco Systems (1)	218,050	5,253
Corning	119,400	2,870
Juniper Networks (1)	189,000	4,725
Nokia, ADR	119,000	3,788
QUALCOMM	76,400	3,132
		19,768
Computers & Peripherals 4.1%
Apple (1)	50,600	7,261
Dell (1)	111,230	2,216
EMC (1)	147,100	2,109
Hewlett-Packard	57,300	2,616
		14,202
Internet Software & Services 4.1%
eBay (1)	82,000	2,447
Google, Class A (1)	20,200	8,897
Monster Worldwide (1)	46,200	1,119
VeriSign (1)	53,600	1,782
		14,245
IT Services 3.4%
Accenture, Class A	66,800	2,349
Automatic Data Processing	89,600	3,798
Fiserv (1)	25,600	1,231
Mastercard, Class A	7,100	1,583
Visa, Class A (1)	42,100	2,626
		11,587
Semiconductor & Semiconductor Equipment 2.9%
Analog Devices	48,300	1,426
Applied Materials	54,000	1,054
Broadcom, Class A (1)	28,900	557
Intel	113,500	2,404
Marvell Technology Group (1)	186,700	2,031
Xilinx	114,740	2,725
		10,197
Software 6.2%
Adobe Systems (1)	45,000	1,602
Autodesk (1)	53,800	1,694
Electronic Arts (1)	63,200	3,155
Intuit (1)	26,300	710
McAfee (1)	26,600	880
Microsoft	309,420	8,781
Nintendo (JPY)	4,700	2,430
Oracle (1)	109,300	2,138
		21,390

Total Information Technology		91,389
MATERIALS 4.1%
Chemicals 2.7%
Monsanto	52,400	5,843
Praxair	41,900	3,529
		9,372
Metals & Mining 1.4%
Freeport-McMoRan Copper & Gold	49,100	4,724
Nucor	2,900	197
		4,921
Total Materials		14,293
TELECOMMUNICATION SERVICES 4.5%
Diversified Telecommunication Services 0.5%
AT&T	46,200	1,769
		1,769
Wireless Telecommunication Services 4.0%
America Movil, ADR	96,100	6,121
American Tower Systems, Class A (1)	116,400	4,564
Bharti Airtel (INR) (1)	21,400	438
MetroPCS Communications (1)	23,300	396
Rogers Communications, Class B	62,000	2,227
		13,746
Total Telecommunication Services		15,515

Total Common Stocks (Cost $334,628)		345,073
SHORT-TERM INVESTMENTS 0.6%
Money Market Funds 0.6%
T. Rowe Price Reserve Investment Fund, 3.29% (2)(3)	2,050,826	2,051
Total Short-Term Investments (Cost $2,051)		2,051
Total Investments in Securities
100.3% of Net Assets (Cost $336,679)		$347,124

‡	Denominated in U.S. dollars unless otherwise noted.
(1)	Non-income producing
(2)	Seven-day yield
(3)	Affiliated Companies
ADR	American Depository Receipts
CHF	Swiss Franc
INR	Indian Rupee
JPY	Japanese Yen

(3) Affiliated Companies
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

Purchase		Sales		Investment	Value
Affiliate	Cost	Cost		Income	3/31/08	12/31/07
T. Rowe Price Reserve
Investment Fund
3.29%	¤	¤		$67 $	2,051 $	3,663

Totals				$67 $	2,051 $	3,663

¤ Purchase and sale information not shown for cash management funds.

Other information for the period ended March 31, 2008 related to affiliated companies is as follows:

Investment in securities, at cost		$2,051
Dividend income		67
Interest income			-
Investment income		$67
Realized gain (loss) on securities			$-
Capital gain distributions from
mutual funds			$-

The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price Blue Chip Growth Portfolio
Unaudited	March 31, 2008
Notes To Portfolio of Investments

T. Rowe Price Equty Series, Inc. (the corporation), is registered under the Investment Company Act of 1940 (the 1940 Act). The Blue Chip Growth Portfolio (the fund), a diversified, open-end management investment company, is one portfolio established by the corporation. The fund seeks to provide long-term capital growth. Income is a secondary objective. Shares of the fund are currently offered only through certain insurance companies as an investment medium for both variable annuity contracts and variable life insurance policies.

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Basis of Preparation

The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management. Fund management believes that estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the Portfolio of Investments may differ from the value the fund receives upon sale of the securities.

Investment Transactions

Investment transactions are accounted for on the trade date.

Currency Translation

Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as quoted by a major bank. Purchases and sales of securities are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction.

New Accounting Pronouncement

On January 1, 2008, the fund adopted Statement of Financial Accounting Standards No. 157 (FAS 157), Fair Value Measurements. FAS 157 defines fair value, establishes the framework for measuring fair value, and expands the disclosures of fair value measurements in the financial statements. Adoption of FAS 157 did not have a material impact on the fund’s net assets or results of operations.

NOTE 2 – VALUATION

The fund’s investments are reported at fair value as defined under FAS 157. The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business.

Valuation Methods

Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made, except for OTC Bulletin Board securities, which are valued at the mean of the latest bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and asked prices for domestic securities and the last quoted sale price for international securities.

Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation.

Other investments, including restricted securities, and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund’s Board of Directors.

For valuation purposes, the last quoted prices of non-U.S. equity securities may be adjusted under the circumstances described below. If the fund determines that developments between the close of a foreign market and the close of the NYSE will, in its judgment, materially affect the value of some or all of its portfolio securities, the fund will adjust the previous closing prices to reflect what it believes to be the fair value of the securities as of the close of the NYSE. In deciding whether it is necessary to adjust closing prices to reflect fair value, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. A fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. The fund uses outside pricing services to provide it with closing prices and information to evaluate and/or adjust those prices. The fund cannot predict how often it will use closing prices and how often it will determine it necessary to adjust those prices to reflect fair value. As a means of evaluating its security valuation process, the fund routinely compares closing prices, the next day’s opening prices in the same markets, and adjusted prices.

Valuation Inputs

Various inputs are used to determine the value of the fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1	–	quoted prices in active markets for identical securities
Level 2	–	observable inputs other than Level 1 quoted prices (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, credit risk)
Level 3	–	unobservable inputs

Observable inputs are those based on market data obtained from sources independent of the fund, and unobservable inputs reflect the fund’s own assumptions based on the best information available. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, non-U.S. equity securities actively traded in foreign markets generally are reflected in Level 2 despite the availability of closing prices, because the fund evaluates and determines whether those closing prices reflect fair value at the close of the NYSE or require adjustment, as described above. The following table summarizes the fund’s investments, based on the inputs used to determine their values on March 31, 2008:

Valuation Inputs	Investments in
Securities
Level 1 – quoted prices	$338,859,000
Level 2 – significant other observable inputs	8,265,000
Level 3 – significant unobservable inputs	0
Total	$347,124,000

NOTE 3 - FEDERAL INCOME TAXES

At March 31, 2008, the cost of investments for federal income tax purposes was $336,679,000. Net unrealized gain aggregated $10,454,000 at period-end, of which $30,471,000 related to appreciated investments and $20,017,000 related to depreciated investments.

NOTE 4 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the T. Rowe Price Reserve Investment Funds), open-end management investment companies managed by T. Rowe Price Associates, Inc. (Price Associates), and considered affiliates of the fund. The T. Rowe Price Reserve Investment Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates and are not available for direct purchase by members of the public. The T. Rowe Price Reserve Investment Funds pay no investment management fees.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Equity Series, Inc.

By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date	May 20, 2008

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date	May 20, 2008

By	/s/ Gregory K. Hinkle
Gregory K. Hinkle
Principal Financial Officer

Date	May 20, 2008